As filed with the Securities and Exchange Commission on December 2, 2025

1933 Act Registration File No. 333-288251

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.	1	☒
Post-Effective Amendment No.		☐

FIS TRUST

(Exact Name of Registrant as Specified in Charter)

8080 North Central Expressway, Suite 1700

Dallas, Texas 75206

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 480.295.7020

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Steven T. Nelson

Faith Investor Services LLC

8080 North Central Expressway, Suite 1700

Dallas, Texas 75206

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036

Approximate Date of Proposed Public Offering:

☒ As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the following series of the Registrant:

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

NEOS ETF TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Joint Special Meeting of Shareholders

Questions and Answers

Part A – Combined Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Exhibit Index

Exhibits

COMBINED PROXY STATEMENT AND PROSPECTUS

For the Reorganization of

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each a series of NEOS ETF Trust

13 Riverside Avenue, Westport, CT 06880

into

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each a series of FIS Trust

8080 North Central Expressway, Suite 1700, Dallas, Texas 75206

October 17, 2025

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each series of NEOS ETF TRUST

13 Riverside Avenue, Westport, CT 06880

November 19, 2025

Dear Shareholder:

On behalf of the Board of Trustees of NEOS ETF Trust , we invite you to a Special Meeting of Shareholders (the “Special Meeting”) of the FIS Christian Stock Fund (ticker: PRAY) and FIS Bright Portfolios Focused Equity ETF (ticker: BRIF) (each a “Target Fund” and collectively the “Target Funds”), each a series of NEOS ETF Trust, on December 29, 2025, at the offices of Faith Investor Services LLC, at 7328 East Deer Valley Road, Suite 105, Scottsdale, Arizona 85255, at 9:00 a.m. local time.

As discussed in more detail in the enclosed Combined Proxy Statement and Prospectus, at the Special Meeting, the shareholders of the Target Funds as of November 20, 2025 (the record date) will be asked to consider and vote to approve an Agreement and Plan of Reorganization (the “Plan”) to reorganize the Target Funds into a corresponding new funds, FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF) (the “Acquiring Funds”), which are newly created series of FIS Trust (the “Reorganization”). Faith Investor Services LLC will remain the investment adviser to the Acquiring Funds as a result of the reorganization and Bright Portfolios, LLC, the existing sub-adviser, and Vident Asset Management, the existing trading sub-adviser, respectively, of the FIS Bright Portfolios Focused Equity ETF of the Target Funds, will remain the sub-adviser and trading sub-adviser, respectively, for the FIS Bright Portfolios Focused Equity ETF of the Acquiring Funds. Capital Insight Partners, LLC, an affiliate of Faith Investor Services, will no longer be a sub-adviser for the FIS Christian Stock Fund of the Acquiring Funds. The investment objective of each Acquiring Fund is substantially similar to the investment objective of the Target Funds. The principal investment strategies of the Acquiring Funds are substantially similar to those of the Target Funds. The portfolio managers that currently manage the Target Funds will be the portfolio managers of the Acquiring Funds. The principal risks of investments in the Target Funds and the Acquiring Funds are substantially similar, although the wording of some risks is different. In addition, the Target Funds’ will have the same distributor, administrator, fund accountant, transfer agent, custodian, legal counsel and independent registered public accounting firm.

We believe that the Reorganization will result in multiple benefits for the investors of each Target Fund, including those described below:

1) Substantially Similar Investment Objective and Substantially Similar Principal Investment Strategies: Each Acquiring Fund will have a substantially similar investment objective and substantially similar principal investment strategies as the corresponding Target Fund.

2) Same Total Annual Operating Expense Ratios: It is anticipated that each Acquiring Fund will have the same total annual fund operating expense ratio of the corresponding Target Fund, both before and after applicable waivers.

3) Skills, Financial Capacity and Resources of Faith Investor Services LLC: Each Acquiring Fund will be managed by Faith Investor Services LLC, provides investment advisory services two ETFs, the Target Funds, and a number of separately managed accounts, and which as of June 30, 2025 had assets under management of approximately $240 million.

4) Expenses Relating to the Reorganization: Each Target Fund will not incur any direct expenses in connection with the Reorganization.

5) Reorganization is Not Expected to Dilute Shareholder’s Interests: The proposed Reorganization is not expected to result in the dilution of either Target Fund’s shareholder’s interests.

6) Continued Ability to Sell Shares Rights Prior to Reorganization: The shareholders of each Target Fund will continue to have the ability to sell their shares through a broker-dealer prior to the Reorganization.

7) Federal Income Tax Consequences: Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, and the shareholders of each Target Fund are not expected to recognize any gain or loss upon receipt of the corresponding Acquiring Fund shares in the Reorganization.

The Acquiring Funds were established solely for the purpose of acquiring the assets of the Target Funds and continuing the Target Funds’ business. Upon shareholder approval and effectiveness of the Plan, you will receive shares of the applicable Acquiring Fund equivalent to the value of your Target Fund shares as of the closing date of the Reorganization in complete liquidation and dissolution of the Target Fund, and you will no longer be a shareholder of the applicable Target Fund, but you will become a shareholder of the applicable Acquiring Fund. No sales loads, commissions, or other transactional fees will be imposed on shareholders in connection with the tax-free exchange of their shares. See “Will I incur any direct or indirect fees or expenses as a result of the Reorganization?” in the attached “Questions and Answers” for additional information.

Additional information about the Acquiring Fund is included in Appendix D of the Combined Proxy Statement and Prospectus and in the Statement of Additional Information related to the Combined Proxy Statement and Prospectus.

YOUR VOTE IS IMPORTANT.

The Board of Trustees of NEOS ETF Trust believes that the proposed Reorganization is in the best interest of the Target Funds’ shareholders and recommends that you vote “FOR” the approval of the Plan to authorize the Reorganization with respect to the Target Funds.

You can vote in one of four ways:

●	By mail with the enclosed proxy card;

●	By internet through the website listed in the proxy voting instructions;

●	By telephone at 888-332-9934;

●	In person at the Special Meeting on December 29, 2025.

Thank you for your consideration of this important proposal. Your vote is extremely important, so please read the enclosed Combined Proxy Statement and Prospectus carefully and submit your vote. If you have any questions about the proposal, please call proxy solicitor, Mediant at 888-332-9934.

Your vote is very important to us. Thank you for your response.

Sincerely,

Robert Shea

Secretary

NEOS ETF Trust

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each a series of NEOS ETF Trust

13 Riverside Avenue, Westport, CT 06880

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON December 29, 2025

NOTICE IS HEREBY GIVEN that the Special Meeting of Shareholders (the “Special Meeting”) of the FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF) (each a “Target Fund” and collectively the “Target Funds”), a series of NEOS ETF Trust, on December 29, 2025, at the offices of Faith Investor Services LLC, at 7328 East Deer Valley Road, Suite 105, Scottsdale, Arizona 85255, at 9:00 a.m. local time.

At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote to approve the Agreement and Plan of Reorganization (the “Plan”) approved by the NEOS ETF Trust Board of Trustees, which provides for the reorganization (the “Reorganization”) of the Target Funds, each a series of NEOS ETF Trust, into the FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF), a newly created series of FIS Trust. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Target Funds on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the U.S. Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Holders of record of the shares of beneficial interest in the Target Funds as of the close of business on November 20, 2025 (the record date) are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the chairman of the Special Meeting may adjourn the Special Meeting one or more times to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.

This Notice of Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus are available on the internet or by calling (toll-free) 888-332-9934. On this webpage, you also will be able to access the Target Funds’ Prospectus, the Acquiring Fund’s Prospectus, and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the Board of Trustees of NEOS ETF Trust,

Robert Shea

Secretary

NEOS ETF Trust

November 19, 2025

HOW TO VOTE YOUR SHARES

YOUR VOTE IS IMPORTANT

NO MATTER HOW MANY SHARES YOU OWN

We urge you to vote your shares. Your prompt vote may save the Target Funds the necessity of further solicitations to ensure a quorum at the Special Meeting. You may cast your vote by attending the Meeting in person, by mail, by the internet, or by telephone as set forth below:

●	In person at the Special Meeting on December 29, 2025.

●	Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day / 7 days a week.

●	Internet: The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on your proxy card.

●	Telephone: To vote your proxy by phone, please dial 888-332-9934.

If you have any questions regarding the proposal, the proxy card, or need assistance voting your shares, please contact the Target Funds’ proxy solicitor, Mediant at 888-332-9934. If a Target Fund does not receive your voting instructions after our original mailing, you may be contacted by NEOS ETF Trust, or any of their affiliates to remind you to vote.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank, or other nominee, you should contact your nominee about voting in person at the Special Meeting.

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each a series of NEOS ETF Trust

13 Riverside Avenue, Westport, CT 06880

QUESTIONS AND ANSWERS

The following questions and answers provide an overview of some of the key features of the proposed Reorganization. Please call 888-332-9934 with any questions about the Reorganization or the Combined Proxy Statement and Prospectus generally or to obtain a copy of the Target Fund’s prospectuses and statement of additional information.

Question: What is this document and why did you send it to me?

Answer: The attached Combined Proxy Statement and Prospectus (the “Proxy Statement”) is a proxy statement for FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF) (each a “Target Fund” and collectively the “Target Funds”), each a series of NEOS ETF, and a prospectus for the shares of the FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF) (each an “Acquiring Fund” and collectively the “Acquiring Funds”), each a newly created series of FIS Trust, an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”). The purposes of the Proxy Statement are to (1) solicit votes from shareholders of the Target Fund to approve the proposed reorganization of the Target Funds into the Acquiring Funds (the “Reorganization”), as described in the Agreement and Plan of Reorganization between NEOS ETF Trust and FIS Trust (the “Plan”), a copy of which is attached to the Proxy Statement as Appendix A, and (2) provide information regarding the shares of the Acquiring Funds. Approval of the Target Funds’ shareholders is required to proceed with the Reorganization. If the shareholders of a Target Fund does not approve the proposal, then the Reorganization will not be implemented and the Board of Trustees of NEOS ETF Trust (the “Board”) will consider what further actions to take.

The Combined Proxy Statement contains information that you should know before voting on the Reorganization, including additional information about the Acquiring Fund in Appendix D and the Statement of Additional Information related to the Proxy Statement. The Proxy Statement should be retained for future reference.

Question: How does the NEOS ETF Trust Board of Trustees recommend that I vote?

Answer: After careful consideration, the Board recommends that shareholders vote “FOR” the Plan.

Question: Who will manage the Acquiring Fund?

Answer: Faith Investor Services will remain the investment adviser to the Acquiring Funds as a result of the Reorganization. Bright Portfolios, LLC will remain the sub-adviser, and Vident Asset Management will remain the trading sub-adviser, respectively, to FIS Bright Portfolios Focused Equity ETF of the Acquiring Funds as a result of the Reorganization. Capital Insight Partners, LLC, an affiliate of Faith Investor Services, will no longer be a sub-adviser for the FIS Christian Stock Fund of the Acquiring Funds.

Question: Are the investment objectives and strategies of the Acquiring Funds similar to the investment objectives and strategies of the Target Funds?

Answer: The investment objectives of the Target Funds and the Acquiring Funds and the principal investment strategies of the Funds are substantially similar.

1

Question: What is the purpose of the Reorganization?

Answer: The primary purpose of the Reorganization is for the Acquiring Funds to acquire the assets of the corresponding Target Funds and continue the business of the Target Funds. Faith Investor Services LLC, the investment adviser to the Target Funds, has informed the Target Funds of its intention to remain as the investment adviser to the Acquiring Funds as a result of the Reorganization and Bright Portfolios, LLC will remain the sub-adviser, and Vident Asset Management will remain the trading sub-adviser, respectively, to FIS Bright Portfolios Focused Equity ETF of the Acquiring Funds as a result of the Reorganization. Shareholders are being asked to approve an Agreement and Plan of Reorganization providing for: (i) the acquisition by FIS Trust, a Delaware statutory trust, on behalf of the Acquiring Funds, of all of the property and other assets of the Target Funds, in exchange solely for shares of beneficial interest of the Acquiring Funds; (ii) the assumption by the FIS Trust, on behalf of the Acquiring Funds, of all liabilities of the Target Funds; (iii) the distribution of the shares of the Acquiring Funds to the shareholders of the Target Funds according to their respective interests in complete liquidation of the Target Funds; and (iv) the termination of the Target Funds as a series of NEOS ETF Trust as soon as practicable after the distribution.

Question: How will the Reorganization work?

Answer: As part of the Reorganization, new series of FIS Trust, referred to as the “Acquiring Funds,” with substantially similar investment policies and strategies as the Target Funds, has been created. Each Acquiring Fund is newly organized and has no assets or liabilities. If the Target Funds’ shareholders approve the Plan, each Target Fund will transfer all of its assets to the applicable Acquiring Fund in return for shares of the applicable Acquiring Fund and the applicable Acquiring Fund’s assumption of the Target Fund’s liabilities. Existing shareholders of the Target Fund will become shareholders of the applicable Acquiring Fund and, immediately after the Reorganization, each shareholder will hold shares of the applicable Acquiring Fund with a value equal to the aggregate net asset value of each Target Fund shares that the shareholder held immediately prior to the Reorganization. Subsequently, the Target Funds will be liquidated and terminated.

Please refer to the Proxy Statement for a detailed explanation of the proposal. If the Plan is approved by shareholders of the Target Funds at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization is expected to be effective on or about December 29, 2025.

Question: Will I become an Acquiring Fund shareholder as a result of the Reorganization?

Answer: Yes, you will become a shareholder of the applicable Acquiring Fund and will no longer be a shareholder of the Target Funds. You will receive shares of the applicable Acquiring Fund with a value equal to the aggregate net asset value of your shares of each Target Fund held immediately prior to the Reorganization.

Question: Will there be changes to the Board of Trustees and service providers for the Acquiring Fund?

Answer: NEOS ETF Trust and FIS Trust have different Boards of Trustees, distributors and legal counsel, as set forth in the table below; however, NEOS ETF Trust and FIS Trust have the same distributor, administrator, fund accountant, transfer agent, custodian, legal counsel and independent registered public accounting firm.

	Target Fund	Acquiring Fund
Administrator and Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank National Association	U.S. Bank National Association
Distributor and Principal Underwriter	Foreside Fund Services, LLC	Foreside Fund Services, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Legal Counsel	Thompson Hine LLP	Thompson Hine LLP

2

Question: Will the Reorganization affect the ongoing fees and expenses I pay as a shareholder of the Target Funds?

Answer: No. The fees and expenses are expected to remain the same.

Question: Will the shares of the Acquiring Funds trade on the same exchange as the shares of the Target Funds?

Answer: Yes. Shares of the Target Funds currently trade on NYSE Arca under the ticker symbols PRAY and BRIF and shares of the Acquiring Funds will be listed for trading on NYSE Arca under the same ticker symbol.

Question: Will I own the same number of shares of the Acquiring Funds as I currently own of the Target Funds?

Answer: Although the number of shares of the Acquiring Funds you receive may differ from the number of shares of the Target Funds that you hold, in exchange for your shares of the Target Funds, you will receive shares of the Acquiring Funds equal in value to the net asset value of your shares of the Target Funds immediately prior to the Reorganization.

Question: Will the Reorganization result in any taxes?

Answer: The Reorganization is expected to qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the Code. In general, the Target Funds will not recognize any gain or loss as a direct result of the transfer of all of its assets and liabilities in exchange for shares of the Acquiring Funds or as a result of its liquidation and termination, and shareholders of the Target Funds will not recognize any gain or loss upon receipt of shares of the Acquiring Funds in connection with the Reorganization. Shareholders of the Target Funds should consult their own tax advisers regarding the federal, state, local, and other tax treatment and implications of the Reorganization in light of their individual circumstances.

Question: Will my basis change as a result of a Reorganization?

Answer: No, your aggregate tax basis for federal income tax purposes of the Acquiring Fund shares that you receive in the applicable Reorganization will be the same as the basis of the corresponding Target Fund shares that you held immediately before the Reorganization.

Question: Will I incur any direct or indirect fees or expenses as a result of a Reorganization?

Answer: No commission or other direct transactional fees will be imposed on shareholders in connection with a Reorganization.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposals can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: Who is paying expenses related to the Special Meeting and the Reorganizations?

Answer: Faith Investor Services LLC will bear all direct expenses relating to the Reorganizations, including the costs relating to the Special Meeting and Proxy Statement.

Question: Will a Reorganization affect my ability to buy and sell shares?

Answer: No. You may continue to make additional purchases or sales each Target Fund shares through your financial intermediary up to and including until prior to the close of trading (i.e., 4:00 p.m. Eastern Time) on the day of the applicable Reorganization, which is anticipated to be on or about December 29, 2025. Any purchases or sales of Target Fund shares made after the applicable Reorganization will be purchases or sales of the Acquiring Fund. If the Reorganization is approved, your shares of each Target Fund will automatically be converted to shares of the applicable Acquiring Fund.

3

Question: What will happen if the Plan is not approved by shareholders?

Answer: If shareholders of a Target Fund do not approve the Plan, then the applicable Target Fund will not be reorganized into the applicable Acquiring Fund and the Board will consider what further actions to take with respect to the Target Fund. In such event, the Target Fund will continue to operate and Faith Investor Services, LLC and Bright Portfolios, LLC will continue to serve as investment adviser and sub-adviser, respectively, to the Target Fund while the Board considers other alternatives in the best interest of the Target Fund’s shareholders.

Question: How do I vote my shares?

Answer: You can vote your shares as indicated under “HOW TO VOTE YOUR SHARES” which immediately precedes this Question and Answers section.

Question: Who do I call if I have questions?

Answer: If you have any questions regarding the proposals or the proxy card, or need assistance voting your shares, please call the Target Funds’ proxy solicitor, Mediant at 888-332-9934.

4

COMBINED PROXY STATEMENT AND PROSPECTUS

October 17, 2025

For the Reorganization of

FIS Christian Stock Fund (PRAY) FIS Bright Portfolios Focused Equity ETF (BRIF) each a series of NEOS ETF Trust 13 Riverside Avenue, Westport, CT 06880

into

FIS Christian Stock Fund (PRAY) FIS Bright Portfolios Focused Equity ETF (BRIF) each a series of FIS Trust 8080 North Central Expressway, Suite 1700 Dallas, Texas 75206

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of NEOS ETF Trust for use when the Special Meeting of Shareholders (the “Special Meeting”) of the FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF), each a series of NEOS ETF Trust (individually a “Target Fund” and collectively the “Target Funds”), will be held at the principal executive offices of Faith Investor Services LLC, at 7328 East Deer Valley Road, Suite 105, Scottsdale, Arizona 85255, at 9:00 a.m. local time, on December 29, 2025. At the Special Meeting, shareholders of the Target Fund will be asked to consider and vote upon the following proposal:

Proposal

To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of NEOS ETF Trust that provides for the reorganization of the Target Funds into the corresponding funds indicated below (each an “Acquiring Fund” and collectively the “Acquiring Funds”), each a newly created series of FIS Trust (the “Reorganization”).

After careful consideration, the Board recommends that shareholders vote “FOR” the proposal.

The Plan provides that all of the assets of each Target Fund will be transferred to the indicated Acquiring Fund in exchange for shares of beneficial interest (“shares”) of the indicated Acquiring Fund and the indicated Acquiring Fund’s assumption of all the Target Fund’s liabilities. If shareholders of a Target Fund vote to approve the Plan, shareholders of the Target Fund will receive shares of the indicated Acquiring Fund with a value equal to the aggregate net asset value (“NAV”) of their shares of the Target Fund held immediately prior to the Reorganization in complete liquidation and termination of the Target Fund. The table below shows the Target Funds and Acquiring Funds.

Target Funds (each a series of NEOS ETF Trust)	Acquiring Funds (each a series of FIS Trust)
FIS Christian Stock Fund	FIS Christian Stock Fund
FIS Bright Portfolios Focused Equity ETF	FIS Bright Portfolios Focused Equity ETF

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. This Proxy Statement sets forth concisely the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

The following documents containing additional information about each Target Fund, each having been filed with the SEC, are incorporated by reference into (legally considered to be part of) this Proxy Statement:

FIS Christian Stock Fund (PRAY)

●	the Prospectus of the Target Fund, dated September 30, 2025 (File Nos. 333-253997 and 811-23645);
●	the Statement of Additional Information of the Target Fund, dated September 30, 2025 (File Nos. 333-253997 and 811-23645);
●	the Annual Report for the Target Fund for the year ended May 31, 2025 (File No. 811-23645); and;
●	the Semi-Annual Report for the Target Fund for the period ended November 30, 2024 (File No. 811-23645).

FIS Bright Portfolios Focused Equity ETF (BRIF)

●	the Prospectus of the Target Fund, dated September 30, 2025 (File Nos. 333-253997 and 811-23645);
●	the Statement of Additional Information of the Target Fund, dated September 30, 2025 (File Nos. 333-253997 and 811-23645); and
●	the Annual Report for the Target Fund for the year ended May 31, 2025 (File No. 811-23645).

This Proxy Statement will be mailed on or about December 4, 2025 to shareholders of record of each Target Fund as of November 20, 2025.

The Target Funds’ Prospectus and Annual Reports have previously been delivered to the applicable shareholders of the Target Funds. Additional information about the Acquiring Funds that will be included in the Acquiring Funds’ Prospectus, when available, is included in Appendix D to this Proxy Statement. The Acquiring Funds are newly-organized and currently has no assets or liabilities. The Acquiring Funds have been created in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and will not commence operations until the date of the Reorganization.

Copies of the Proxy Statement, Proxy Statement SAI, and any of the foregoing documents relating to the Target Funds is available upon request and without charge by writing the Target Fund’s distributor, Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, by visiting the Target Fund’s website at etf.nationwidefinancial.com, or by calling 833-833-1311. Copies of documents relating to the Acquiring Funds, when available, may be obtained upon request and without charge by writing to the Acquiring Funds, c/o Foreside Fund Services, LLC at Three Canal Plaza, Suite 100, Portland, Maine 04101, by calling (toll-free) at 833-833-1311.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in the Target Funds or the Acquiring Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in any fund involves investment risk, including the possible loss of principal.

PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW OF THE PROPOSED REORGANIZATION

The Board of Trustees of NEOS ETF Trust recommends that shareholders of each Target Fund approve the Plan, pursuant to which the Target Funds will reorganize into the indicated Acquiring Fund listed below and each Target Fund shareholder will become a shareholder of the indicated Acquiring Fund. A copy of the Plan is attached to this Proxy Statement as Appendix A. At a meeting held on August 25, 2025, the Board considered the Reorganization. Based upon the Board’s evaluation of the terms of the Plan and other relevant information presented to the Board in advance of the meeting, and in light of its fiduciary duties under federal and state law, the Board determined that the Reorganization is in the best interests of each Target Fund and its shareholders. See the section entitled “Board Considerations” for a summary of the factors considered and conclusions drawn by the Board in approving the Plan and authorizing the submission of the Plan to shareholders for approval.

Target Funds (each a series of NEOS ETF Trust)	Acquiring Funds (each a series of FIS Trust)
FIS Christian Stock Fund	FIS Christian Stock Fund
FIS Bright Portfolios Focused Equity ETF	FIS Bright Portfolios Focused Equity ETF

As part of the Reorganization, a new series of FIS Trust, referred to as the “Acquiring Fund,” with substantially similar investment strategies as the Target Fund, has been created. If the shareholders of each Target Fund approve the Plan, the Reorganization will have these primary steps:

●	All of the assets of each Target Fund will be transferred to the indicated Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all the Target Fund’s liabilities;

●	Immediately after the transfer of each Target Fund’s assets as provided for in the Plan, each Target Fund will distribute shares of the indicated Acquiring Fund received by the Target Fund pro rata to their shareholders in redemption of the outstanding shares of each Target Fund;

●	Each Target Fund will be liquidated and terminated.

The consummation of one proposed reorganization is not contingent upon the consummation of any other proposed reorganization. A Target Fund will not be obligated to consummate its proposed reorganization if another Target Fund has not obtained the requisite shareholder approval with respect to that Target Fund. Approval of the Plan will constitute approval of the transfer of each Target Fund’s assets to the indicated Acquiring Fund, the assumption of each Target Fund’s liabilities by the indicated Acquiring Fund, the distribution of the indicated Acquiring Fund shares to the Target Fund’s shareholders, and the liquidation and termination of each Target Fund. Shares of each Acquiring Fund issued in connection with the Reorganization will have an aggregate NAV equal to the aggregate value of the assets that the Target Fund transferred to the Acquiring Fund, less the Target Fund’s liabilities that the Acquiring Fund assumes. As a result of the Reorganization, existing shareholders of the Target Fund will become shareholders of the indicated Acquiring Fund. Shareholders of each Target Fund will receive shares of the indicated Acquiring Fund with a value equal to the aggregate NAV of their shares of the Target Fund held immediately prior to the Reorganization. No commissions or other transaction fees will be charged to the Target Fund’s shareholders in connection with the Reorganization.

For U.S. federal income tax purposes, the Reorganization is expected to qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In general, the Target Fund will not recognize any gain or loss as a result of the transfer of all of its assets in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities or as a result of its liquidation and termination, and shareholders of the Target Fund will not recognize any gain or loss upon receipt of shares of the Acquiring Fund in connection with the Reorganization. As a non-waivable condition to the Reorganization, NEOS ETF Trust and FIS Trust will receive an opinion from tax counsel to FIS Trust to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes as defined by Section 368(a) of the Code.

The purchase and redemption procedures, as well as the exchange rights, of the Acquiring Funds are the same as those of the Target Funds. Shares of the Target Funds are listed for trading on NYSE Arca under the ticker symbols PRAY and BRIF, and shares of the Acquiring Funds will likewise be listed for trading on NYSE Arca under the ticker symbol PRAY and BRIF.

EFFECT OF THE REORGANIZATION

The primary purpose of the Reorganization is for the Acquiring Funds to acquire the assets of the Target Funds and continue the business of the Target Funds. Certain basic information about the Target Funds and Acquiring Funds is provided in the table below.

FIS Christian Stock Fund (PRAY)

	Target Fund	Acquiring Fund
Identity of Fund	FIS Christian Stock Fund (PRAY)	FIS Christian Stock Fund (PRAY)
Investment Adviser	Faith Investor Services LLC	Faith Investor Services LLC
Portfolio Managers	Steven T. Nelson, CFA, Craig J. McCrory, CFA, and Sara A. LaClair, CFA	Steven T. Nelson, CFA and John Rowley, CFA
Management Fee	0.68%	Same.
Investment Objective	FIS Christian Stock Fund (PRAY) seeks long-term growth of capital and income.	Same.
Listing Exchange	NYSE Arca, Inc.	Same.
Form of Organization	Series of a Delaware statutory trust	Series of a Delaware statutory trust

FIS Bright Portfolios Focused Equity ETF (BRIF)

	Target Fund	Acquiring Fund
Identity of Fund	FIS Bright Portfolios Focused Equity ETF (BRIF)	FIS Bright Portfolios Focused Equity ETF (BRIF)
Investment Adviser	Faith Investor Services LLC	Faith Investor Services LLC
Sub-Adviser	Bright Portfolios, LLC	Bright Portfolios, LLC
Trading Sub-Adviser	Vident Asset Management	Vident Asset Management
Portfolio Managers	Ben Malick, Mark Riefer, Josh Barlow, Rafael Zayas, Austin Wen, and Yin Bhuyan	Ben Malick, Mark Riefer, Josh Barlow, Rafael Zayas, Austin Wen, and Yin Bhuyan
Management Fee	0.65%	Same.
Investment Objective	FIS Bright Portfolios Focused Equity ETF (BRIF) seeks long term capital appreciation.	Same.
Listing Exchange	NYSE Arca, Inc.	Same.
Form of Organization	Series of a Delaware statutory trust	Series of a Delaware statutory trust

After the Reorganizations, Faith Investor Services LLC, which currently serves as the investment adviser to the Target Funds, will be the investment adviser of the Target Funds. Bright Portfolio, LLC, will continue as the sub-adviser for, and Vident Asset Management will continue to be the trading sub-adviser for, respectively, the FIS Bright Portfolios Focused Equity ETF. Capital Insight Partners, LLC, an affiliate of Faith Investor Services, will no longer be a sub-adviser for the FIS Christian Stock Fund.

Shareholders will continue to be able to make additional purchases or sales of each Target Fund shares through their financial intermediary up to and including the day of the Reorganization. If the Reorganization is approved, each Target Fund shares will automatically be converted to the indicated Acquiring Fund shares.

SUMMARY COMPARISON OF THE FUND

Fees and Expenses of the Fund

The table below describes the fees and expenses that you pay if you buy, hold, and sell shares of the Target Fund and the pro forma fees and expenses that you may pay if you buy, hold, and sell shares of the applicable Acquiring Fund after giving effect to the applicable Reorganization. Expenses for each Target Fund are based on operating expenses of the Target Fund for the fiscal year ended May 31, 2025. Expenses for the Acquiring Fund are pro forma operating expenses of the Acquiring Fund for the same period, assuming the Reorganization had occurred prior to the start of the period. This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Fund shares.

FIS Christian Stock Fund (PRAY)

Fees and Expenses	Target Fund Shares	Acquiring Fund Shares (pro forma)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%	0.68%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses(1)	0.00%	0.00%
Total Annual Fund Operating Expenses	0.69%	0.69%

(1)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies (including money market funds). The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

FIS Bright Portfolios Focused Equity ETF (BRIF)

Fees and Expenses	Target Fund Shares	Acquiring Fund Shares (pro forma)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.66%	0.66%

(1)	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies (including money market funds). The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

The Example below is intended to help you compare the cost of investing in shares of the Target Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis. The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the Acquiring Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FIS Christian Stock Fund (PRAY)

	One Year	Three Years	Five Years	Ten Years
Target Fund shares	$70	$221	$384	$859
Acquiring Fund shares – (pro forma)	$70	$221	$384	$859

FIS Bright Portfolios Focused Equity ETF (BRIF)

	One Year	Three Years	Five Years	Ten Years
Target Fund shares	$67	$211	$368	$822
Acquiring Fund shares – (pro forma)	$67	$211	$368	$822

Fund Performance

The Acquiring Funds will not commence operations until after the closing of the Reorganization. At that time, the Acquiring Funds will adopt the performance history of the Target Fund.

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance as well as an additional index that represents the asset classes in which the Fund invests. Each Target Fund’s past performance, before and after taxes, does not necessarily indicate how it or the Acquiring Fund will perform in the future. Updated performance information is also available on the Funds’ website at faithinvestorsservices.com.

Average Annual Total Returns

For the Period Ended December 31, 2024

FIS Christian Stock Fund (PRAY)	1 Year	Since Inception (2/8/2022)
Return (NAV)	9.23%	6.13%
Return (Market Price)	13.72%	9.05%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	13.52%	10.40%

FIS Bright Portfolios Focused Equity ETF (BRIF)

FIS Bright Portfolios Focused Equity ETF (inception date: 12.20.2024) had not completed a full year of operations as of December 31, 2024, and accordingly no performance information is presented for the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares and securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended May 31, 2025, PRAY’s (the Target Fund) portfolio turnover rate was 19% of the average value of its portfolio. For the fiscal year ended May 31, 2025, BRIF’s (the Target Fund) portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Objectives, Strategies, and Policies

The Target Fund and the Acquiring Fund have the same investment objectives and strategies, which are presented in the table below.

Target Fund	Acquiring Fund
Investment Objective
FIS Christian Stock Fund (PRAY)
The Fund seeks long-term growth of capital and income.	Same.
FIS Bright Portfolios Focused Equity ETF (BRIF)
The Fund seeks long term capital appreciation.	Same.

Target Fund	Acquiring Fund
Principal Investment Strategies
FIS Christian Stock Fund (PRAY)

The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund invests in equity securities, including common stock and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of international and domestic companies. The Fund may seek to meet its investment objective by directly investing in equity securities. To achieve its objective, the Fund seeks to outperform the MSCI World Index (the “Benchmark”).	Same.

In determining whether a company is a non-U.S. company, Capital Insight Partners, LLC (the “Sub-Adviser”) will consider whether the company:

● has a class of securities whose principal securities market is outside the U.S.;

● has its principal office outside the U.S.; or

● is otherwise determined to be economically tied to a country outside the U.S. by the Sub-Adviser in its discretion (e.g., using classifications assigned by third parties, including an issuer’s “country of risk” as determined by MSCI Global Industry Classification Standards or the classifications assigned to a company by the Fund’s benchmark index provider).

The assets of the Fund are managed by the Sub-Adviser, which employs an “active management” investment strategy in seeking to achieve the Fund’s investment objective. The Sub-Adviser first uses a quantitative screen on the investable global universe looking for companies characterized as growth at a reasonable price (GARP). The Sub-Adviser next applies a Christian values overlay to establish the universe of securities eligible for investment. The Sub-Adviser then combines fundamental research and qualitative analysis, to identify companies that have above-average investment potential. The portfolio is constructed with considerations relative to the sector and regional weights of the Benchmark to ensure broad diversification. The Fund will not buy or continue to hold a stock issued by a company if, in the opinion of the Sub-Adviser, the company no longer passes the Christian values filter. The Sub-Adviser also will generally sell a stock on behalf of the Fund if the stock experiences extreme price movements, if the stock exhibits weak performance relative to its peers, or for risk management purposes. The Fund at a minimum will, under normal market conditions, invest 80% or more of its assets (net assets plus any borrowings for investment purposes, if any) in stocks that pass its Christian values filter. Except for its cash-type holdings, the Fund intends to invest 100% of its assets in stocks that satisfy these Christian values under normal market conditions.

The Sub-Adviser evaluates long-term economic trends that are likely to persist for the foreseeable future, identifies bullish and bearish markets, incorporates technical analysis which include price and volume trends, geopolitical issues and relative market valuation metrics. The Fund can purchase both domestic and foreign securities to add further flexibility for risk management. The Sub-Adviser has the ability to raise up to 50% in cash or cash equivalents should its indicators begin to show shifts in the macroeconomic landscape, that valuations are at extreme levels, that company fundamentals deteriorate, or if the stock markets experience unexpected events that have a great and broad market impact. Furthermore, if a stock price falls materially from cost, the position would be analyzed and reviewed by the Sub-Adviser’s investment committee and that committee would decide whether to continue to hold or sell the stock.

The Fund makes investment decisions in accordance with biblically responsible (Christian values). The Sub-Adviser applies a Christian values overlay to eliminate companies whose businesses engage in activities that are not aligned with biblical teachings such as abortion, contraception, embryonic stem cell research/human cloning, human rights violations, or who produce pornography, alcohol, tobacco, armaments that are unguided or indiscriminate, gambling equipment or software, betting establishments, or other activities that conflict with Christian values. The Sub-Adviser determines whether each and every company prior to its addition to the Fund’s investment portfolio has the required Christian values by utilizing certain third-party analytical tools as well as the Sub-Adviser’s own diligence processes.

The Sub-Adviser monitors the policies and practices of the companies selected for the Fund for various issues contemplated by Christian values. If the Sub-Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with these Christian values by running such companies through screens based on an assortment of third-party and internal factors as well as the Sub-Adviser performing fundamental due diligence on the values of the companies. The Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. As a result, the Fund may have to sell a security at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within Christian values guidelines. The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. The Fund will generally invest in companies whose market capitalization is greater than $1 billion. The Fund typically will invest in 60 to 80 portfolio companies. Foreign securities in which the Fund may invest may be U.S. dollar-denominated.

The Fund has the ability to buy and sell call and put options on indexes which are the most correlated to the Fund’s underlying equity holdings. The options overlay seeks to potentially provide a measure of downside protection (i.e., options strategies implemented in an attempt to mitigate a decrease in the value of the Fund’s investment portfolio) and an additional component to the Fund’s risk management. The options overlay will be actively managed by Faith Investor Services, LLC (the “Adviser”) and will adapt to both changing market environments and shifts in the underlying equity holdings of the Fund.

FIS Bright Portfolios Focused Equity ETF (BRIF)
The Fund is an actively managed exchange traded fund (“ETF”) that invests primarily in large capitalization companies pursuant to a proprietary methodology designed to identify and invest in companies during their robust profit cycles, capturing the lower through upper end of their valuation expansion or multiple expansion as defined by price to earnings ratio. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. Bright Portfolios, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, is responsible for the day-to-day management of the Fund’s portfolio.	Same.

The Sub-Adviser first uses a quantitative screen on the investable universe of U.S. large cap equities, defined as companies with a market capitalization greater than $10 billion, looking for companies characterized as growth at a reasonable price (GARP). The Sub-Adviser evaluates long-term economic trends that are likely to persist for the foreseeable future, identifies bullish and bearish markets, incorporates technical analysis which include price and volume trends, geopolitical issues and relative market valuation metrics. The Sub-Adviser combines fundamental research and qualitative analysis to identify companies that have above-average investment potential. The Sub-Adviser constructs the portfolio by considering relative sector and constituent weights of the MSCI USA Index to ensure broad diversification.

The Sub-Adviser then applies a Christian values overlay to identify companies whose products, processes, and priorities align with Christian values and positively impact the world. The Sub-Adviser strives to construct and maintain a portfolio that avoids investments in companies that manufacture or distribute products or services or otherwise engage in activities that that the Sub-Adviser believes conflict or are inconsistent with Christian values, such as abortion, embryonic stem cell research/human cloning, human rights violations, pornography, alcohol, tobacco, and/or gambling. The “Bright Score” methodology utilizes information from third-party research firms when evaluating potential investments. The “Bright Score” methodology utilizes information from third-party research firms when evaluating potential investments. Specifically, the Bright Score methodology refers to one or more lists of companies constructed by third-party research firms containing names of companies that may be of concern to those with Christian values. The Sub-Adviser then conducts its own research on the policies and practices of a company before determining whether it believes the company conflicts with Christian values. The portfolio managers anticipate that the security selection process will identify approximately 30 to 50 companies for inclusion in the Fund’s portfolio.

The portfolio is regularly monitored to avoid any over-exposure to any single stock or industry which helps to avoid concentration risk and achieve the benefits of diversification. The Sub-Adviser regularly monitors and reassesses the policies, practices, and financial characteristics of the companies held by the Fund for compliance with the Sub-Adviser’s proprietary framework. The Sub-Adviser may sell the company’s securities or otherwise exclude future investments in such company. As a result, the Fund may have to sell a security at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within Christian values guidelines. The Sub-Adviser may also sell a stock for the following reasons: (i) if the stock experiences extreme price movements, (ii) if the stock exhibits weak performance relative to its peers and prospects for valuation expansion have declined, and/or (iii) for risk management. The Fund may also sell a stock if its price falls materially from cost and the Sub-Adviser determines, based on its fundamental research, the company’s prospects for valuation expansion have declined.

The Fund may invest up to 10% of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Sub-Adviser’s opinion, there are not sufficient investment opportunities. As an alternative to holding cash or cash equivalents, the Sub-Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested.

The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

Vident Advisory, LLC serve as the trading sub-adviser for the Fund and is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund’s shares (the “Shares”) may be affected by its investment objective, principal investment strategies, and particular risk factors. The principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund’s NAV. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

The principal risks of investing in the Funds are the same, as the investment strategies of the Funds are the same. Because each Target Fund and corresponding Acquiring Fund has the same investment objectives and the same principal investment strategies, with differences in the language of the disclosure existing primarily based on the different approaches to such disclosure taken by NEOS ETF Trust and FIS Trust, they are subject to substantially similar principal risks.

The principal risks of investing in the Funds are set forth below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives.

Each Target Fund has the same risks except with respect to underlying stock that is the subject of the Fund’s investment objective. The risks unique to each Fund are set forth below.

Principal Risks of the Target Funds and the Acquiring Funds

Target Funds	Acquiring Funds
The below risks apply to all Funds
Absence of Prior Active Market Risk. While the Fund’s Shares are listed on NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.	Same.
Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.	Same.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.	Same.
The below risks specifically apply to the FIS Christian Stock Fund (PRAY)
Christian Values Investing Risk. The Fund considers Christian values in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Christian values when making investment decisions.	Same.
Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.	Same.

Target Funds	Acquiring Funds
Depositary Receipts. The Fund will invest in stocks of foreign corporations. The Fund’s investment in such stocks will customarily be in the form of depositary receipts including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.	Same.
Dividend-Paying Stock Risk. While the Fund may hold securities of companies that have historically paid a dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market.	Same.
Emerging Markets Securities Risk. The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.	Same.
Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.	Same.

Target Funds	Acquiring Funds

Exchange Traded Funds (“ETFs”) Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:

●      Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●      Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●      Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○      In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○      The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

Same.

Target Funds	Acquiring Funds
○ In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

● Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund’s NAV to the extent not offset by a transaction fee payable by an AP.
Foreign Currency Risk. As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.	Same.

Target Funds	Acquiring Funds
Foreign Securities Risk. Investing in foreign companies, including direct investments and investments through ADRs and GDRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.	Same.
Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.	Same.
Large Capitalization Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.	Same.
Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.	Same.
Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.	Same.
Quantitative Investing Risk. There is no guarantee that a quantitative model or algorithm used by the Sub-Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Sub-Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.	Same.

Target Funds	Acquiring Funds
Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.
Small and Mid-Capitalization Companies Risk. Compared to large-capitalization companies, small and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.	Same.
Underlying Fund Risk. Other investment companies including ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.	Same.
The below risks specifically apply to FIS Bright Portfolios Focused Equity ETF (BRIF)
Christian Values Risk. The Fund considers Christian values in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Fund’s guidelines. This means that the Fund may underperform other similar funds that do not consider Christian values when making investment decisions. In addition, there can be no guarantee that the industries and activities of the companies, or the people associated with the companies, identified by the Fund’s investment process will align (or be perceived to align) with an investor’s view of Christian values and/or all of the values contained in the Sub-Adviser’s proprietary screening process. The Sub-Adviser may fail to identify all instances where the actions of a company or its management team are not consistent with the Sub-Adviser’s proprietary screening process or Christian values, which may cause the Fund to be invested in a company that conflicts with the Fund’s guidelines.	Same.

Target Funds	Acquiring Funds
Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views of the Sub-Adviser. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.	Same.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.	Same.
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.	Same.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.	Same.
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the adviser, the sub-adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the adviser, the sub-adviser, or the Fund’s other service providers, market makers, Authorized Participants, the Exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.	Same.

Target Funds	Acquiring Funds
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year.	Same.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).	Same.
New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.	Same.
Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.	Same.
U.S. Government Securities Risk. U.S. government securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. government securities to decline.	Same.

Funds’ Investment Limitations

As required by the 1940 Act, each of NEOS ETF Trust and FIS Trust, on behalf of their respective series, has adopted certain fundamental investment policies including policies regarding borrowing money, issuing senior securities, engaging in the business of underwriting, concentrating investments in a particular industry or group of industries, purchasing and selling real estate, making loans, and investing in commodities. Both NEOS ETF Trust and FIS Trust have also adopted a non-fundamental policy such that under normal circumstances, at least 80% of a Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in that Fund’s Reference Index.

Each Target Fund’s fundamental investment restrictions, as well as each Target Fund’s interpretations of those restrictions, are summarized under the section entitled “Investment Restrictions” in the Target Funds’ combined SAI, which is incorporated by reference into this Proxy Statement. The applicable Acquiring Fund’s fundamental investment restrictions, as well as the applicable Acquiring Fund’s interpretations of those restrictions, are described in the Proxy Statement SAI.

A fundamental restriction cannot be changed without the affirmative vote of the lesser of: (1) 67% or more of the voting securities of a Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund. A non-fundamental limitation may be changed by a Fund’s Board of Trustees without shareholder approval.

Portfolio Holdings Information

Information about each Target Fund’s daily portfolio holdings is available at faithinvestorservices.com. A complete description of each Target Fund’s policies and procedures with respect to the disclosure of each Target Fund’s portfolio holdings is available in the Target Funds’ combined SAI, which is incorporated by reference into this Proxy Statement. Information about the applicable Acquiring Fund’s daily portfolio holdings will be available at https://faithinvestorservices.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. No later than 30 days after the end of each fiscal quarter, each Fund files with the SEC on Form N-PORT a complete list of its portfolio holdings as of each month-end during the relevant quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the applicable Acquiring Fund’s policies and procedures with respect to the disclosure of the applicable Acquiring Fund’s portfolio holdings is included in the Proxy Statement SAI.

Management

Boards of Trustees

The business and affairs of NEOS ETF Trust are managed by its officers under the oversight of its Board of Trustees (the “NEOS Board”). The NEOS Board sets broad policies for NEOS ETF Trust and appoints its officers. The NEOS Board oversees the performance of Faith Investor Services LLC, NEOS Investment Management LLC and other service providers. The NEOS Board currently has six Trustees, two of whom are an “interested person,” as that term is defined under the 1940 Act. A list of the Trustees and officers of NEOS ETF Trust, and their present positions and principal occupations, is provided under “Management of the Trust” in each Target Fund’s SAI, which is incorporated by reference into this Proxy Statement.

Overall responsibility for oversight of FIS Trust rests with its Board. The Board is responsible for overseeing Faith Investor Services LLC and other service providers in the operations of FIS Trust in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and FIS Trust’s governing documents. FIS Trust currently consists of seven Trustees, four of whom are not “interested persons” (as defined in the 1940 Act), of the Trust. A list of the Trustees and officers of FIS Trust, and their present positions and principal occupations, is provided under the section entitled “Management of the Trust” in the Proxy Statement/SAI.

Investment Advisers

Faith Investor Services LLC is an investment adviser registered with the SEC and serves as the investment adviser to the Target Funds. Faith Investor Services LLC administers the affairs of the Target Funds, subject to the oversight of the Board of Trustees of NEOS ETF Trust. Faith Investor Services LLC will serve as the investment adviser of the Acquiring Funds after the Reorganizations are complete.

Portfolio Managers

The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Target Funds. No changes are being proposed with respect to the portfolio managers in connection with the Reorganization.

FIS Christian Fund (PRAY)

Steven T. Nelson, CFA

Prior to founding Faith Investor Services, LLC, Steve was with Merrill Lynch. Before that, he served as a Principal at Lowry Hill and was one of the team that oversaw more than $6 billion. He has over three decades of investment experience.  Steve leads the strategic direction of the firm and has primary investment responsibility for a number of the firm’s faith-based clients.  Steve serves on the Investment Committee.

Steve earned a Bachelor of Science from St. John’s University and a Master of Business Administration from the University of St. Thomas. He holds the Chartered Financial Analyst® designation and is a member of the Phoenix CFA Society and CFA Institute. He is a past Trustee of the Phoenix Art Museum and a former member of the Board of Directors of the CFA Society of Minnesota and the Catholic Community Foundation. In 2008 St. John’s University honored him with a Presidential Citation.

John Rowley, CFA

John joined Capital Insight Partners, LLC, in 2025. In his role as Senior Portfolio Manager, John is active in managing client’s portfolios and shares in the trading and research responsibilities of the firm. John has a leadership role on the Investment Team and holds the Chartered Financial Analyst (CFA) designation. Prior to joining the Adviser in 2025, he was a Senior Vice President at Ariel Investments performing global fundamental equity research for an $18 billion firm with a focus on global industries. Before that he was a Managing Director at Oppenheimer & Co. Inc., where he focused on global large and mid-capitalization equities across developed and emerging markets. John graduated with a Master of Business Administration from The Wharton School (University of Pennsylvania) and a Bachelor of Arts from Yale University. Prior to joining Capital Insight Partners, LLC, John was a Portfolio Manager and Global Investment Analyst at Coanjo Capital LLC.

FIS Bright Portfolios Focused Equity ETF (BRIF)

Ben Malick, Chief Investment Officer, CFA, CKA

Ben is the co-founder and CIO of Bright Portfolios, LLC. Ben leads the investment committee and oversees the investing philosophy and execution. Ben is a Certified Kingdom Advisor (CKA®) and has earned the Chartered Financial Analyst (CFA®) designation, the most respected and recognized investment management designation in the world. He’s passionate about investing for positive impact in the world.

Mark Riefer, Senior Portfolio Manager, CKA

Mark Riefer is Senior Portfolio Manager for Bright Portfolios and the former Founder and President of wealth management firm Clear Money Path. Mark is also a CKA® and Senior Financial Advisor with Wise Wealth. With over 35 years of experience as an advisor and portfolio manager, Mark is passionate about Biblically Responsible Investing and has been a breakout panelist at both the Kingdom Advisors and Christian Investment Forum National Conferences. Mark also hosts the monthly Wise Wealth Market Commentary on YouTube.

Josh Barlow, Porfolio Manager, CFA

Josh Barlow is a Portfolio Manager for Bright Portfolios, LLC. With over a decade of experience, Josh came to us from Freestate Advisors where he served on the investment committee, advising and supporting portfolio construction and security selection. Josh’s passion for BRI led him to join Clear Money Path in 2022. Josh is a CFA® charterholder and member of the CFA Society of Kansas City.

Rafael Zayas, CFA, Senior Vice President and Head of Portfolio Management & Trading

Mr. Zayas has over 15 years of trading and portfolio management experience in global equity products and ETFs. He is SVP, Head of Portfolio Management and Trading for the Sub-Adviser. Mr. Zayas specializes in managing and trading of developed, emerging, and frontier market portfolios. Prior to joining the Sub-Adviser in 2017, he was a Portfolio Manager at Russell Investments for over $5 billion in quantitative strategies across global markets, including emerging, developed and frontier markets and listed alternatives. Before that, he was an equity Portfolio Manager at BNY Mellon Asset Management, where he was responsible for $150 million in internationally listed global equity ETFs and assisted in managing $3 billion of global ETF assets. Mr. Zayas holds a BS in Electrical Engineering from Cornell University. He also holds the Chartered Financial Analyst designation.

Austin Wen, CFA, Senior Portfolio Manager

Mr. Wen has over a decade of investment experience. He is a Senior Portfolio Manager at the Sub-Adviser, specializing in portfolio management and trading of equity, derivative, and commodities-based portfolios, as well as risk monitoring and investment analysis. Prior to joining the Sub-Adviser in 2016, he was an analyst for Vident Financial, working on the development and review of investment solutions. He began his career as a State Examiner for the Georgia Department of Banking and Finance. Mr. Wen obtained a BA in Finance from the University of Georgia and holds the Chartered Financial Analyst designation.

Yin Bhuyan, Senior Portfolio Manager

Ms. Bhuyan has over 12 years of expertise in trading and portfolio management, specializing in options and defined outcome ETFs. Prior to joining Vident, Ms. Bhuyan was the Director of ETF Portfolio Management at Milliman Financial Risk Management, LLC, where she focused on managing defined outcome ETFs and index tracking ETFs. She led the ETF portfolio management team, significantly contributing to the growth of assets to $16 billion in defined outcome ETFs which are optimized for a precise blend of risk and return. Before that, she traded in the S&P Options Pit at Cboe, specializing in volatility arbitrage and delta-neutral hedging strategies. Ms. Bhuyan holds a Bachelor of Science in Economics from National Taipei University and an MBA from the University of Illinois at Chicago.

The Target Funds’ SAI, which are incorporated by reference into this Proxy Statement, and the SAI to this Proxy Statement provide additional information about the Target Funds’ portfolio managers and their compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Investment Advisory Fees

Pursuant to an advisory agreement between NEOS ETF Trust, on behalf of the each Target Fund, and Faith Investor Services LLC (the “Faith Investors Advisory Agreement”), the FIS Christian Stock Fund pays Faith Investor Services LLC a management fee for the services and facilities it provides payable on a monthly basis at an annual rate of 0.68% of the Fund’s average daily net assets and FIS Bright Portfolios Focused Equity ETF pays Faith Investor Services LLC a management fee for the services and facilities it provides payable on a monthly basis at an annual rate of 0.65% of the Fund’s average daily net assets.

Out of the unitary management fee, Faith Investor Services pays substantially all expenses of each Target Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, but excluding the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment advisory agreement between FIS Trust, on behalf of each Acquiring Fund, and Faith Investor Services LLC (the “New Faith Investors Advisory Agreement”), the FIS Christian Stock Fund pays Faith Investor Services LLC an annual advisory fee based on average daily net assets for the services and facilities it provides payable at the annual rate of 0.68% of the Fund’s average daily net assets except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and FIS Bright Portfolios Focused Equity ETF pays Faith Investor Services LLC a management fee for the services and facilities it provides payable on a monthly basis at an annual rate of 0.65% of the Fund’s average daily net assets.of each Acquiring Fund’s average daily net assets, except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis for the Board’s approval of the Faith Investors Advisory Agreement with respect to FIS Bright Portfolios Focused Equity ETF (a Target Fund) is available in the Target Funds’ combined Annual Report dated May 31, 2025 and discussion regarding the basis for the Board’s approval of the Faith Investors Advisory Agreement with respect to FIS Christian Stock ETF (a Target Fund) is available in its Annual Report dated May 31, 2024. A discussion regarding the basis for FIS Trustees’ approval of the New Faith Investors Advisory Agreement with respect to each Acquiring Funds’ will be available in the Acquiring Fund’s first semi-annual or annual report to shareholders following the Reorganization.

Investment Sub-Advisory Fees (FIS Bright Portfolios Focused Equity ETF only)

As compensation for its services provided and the expenses borne pursuant to the Sub-Advisory Agreement, the Adviser pays to Bright Portfolios, LLC a fee equal to 50% of the net profits earned from the management fees paid by the Fund to the Adviser pursuant to the Management Agreement. Net profits are defined as management fees collected from the Fund net of Adviser’s expense obligations pursuant to the Management Agreement and the fee paid to the trading sub-adviser (discussed below). The sub-advisory fee is paid by the Adviser, not the Fund.

For its services, Vident Asset Management is paid a fee by the Adviser, not the Fund, out of its management fee, calculated daily and paid monthly, at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.050% on assets up to $250 million; 0.040% on assets over $250 million and less than $500 million; 0.030% on assets over $500 million, subject to a minimum annual fee of $20,000 for the first 12-months and $35,000 annually thereafter.

Other Service Providers

The following table identifies the principal service providers that service the Target Fund and that are expected to service the Acquiring Fund:

	Target Fund	Acquiring Fund
Administrator and Fund Accounting Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank National Association	U.S. Bank National Association
Distributor and Principal Underwriter	Foreside Fund Services, LLC	Foreside Fund Services, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Legal Counsel	Thompson Hine LLP	Thompson Hine LLP

Purchase and Redemption of Shares in Creation Units

Each Fund issues and redeems shares at NAV only in a large specified number of shares called a “Creation Unit” or multiples thereof. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem shares directly from the Funds. When a Fund issues and redeems Creation Units in exchange for a designated amount of U.S. cash, the Fund generally will incur costs such as brokerage commissions and such costs may potentially decrease the Fund’s NAV.

Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers. Shares can be bought or sold through an investor’s broker throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a broker, the investor will incur customary brokerage commissions and charges, and may pay some or all of the spread between the bid and the offered prices in the secondary market for shares. The price at which an investor buys or sells shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by the broker, there is no minimum dollar amount that shareholders must invest in the Funds and no minimum number of shares that shareholders must buy.

Shares of each Target Fund are listed for trading on NYSE Arca under the ticker symbol listed below. Shares of the applicable Acquiring Fund will be listed for trading on NYSE Arca under the ticker symbol listed below.

Target Fund	Ticker Symbol	Acquired Fund	Ticker Symbol
FIS Christian Stock Fund	PRAY	FIS Christian Stock Fund	PRAY
FIS Bright Portfolios Focused Equity ETF	BRIF	FIS Bright Portfolios Focused Equity ETF	BRIF

For a discussion of how each Target Fund shares may be purchased and redeemed, as applicable, see “Purchase and Sale of Shares” and “Buying and Selling the Funds” in the Target Funds’ combined Prospectus incorporated by reference herein. For a discussion of how the Acquiring Fund shares may be purchased, exchanged, and redeemed, as applicable, see “Buying and Selling Fund Shares” in Appendix D attached to this Proxy Statement.

Tax Information

Distributions shareholders receive from a Fund are generally taxable to them as ordinary income for federal income tax purposes, except that distributions may be taxed to shareholders at long-term capital gain rates to the extent reported by a Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes. Fund distributions may not be taxable to a shareholder if he/she/it is investing through a tax-advantaged retirement plan account or is a tax-exempt investor, although he/she/it may be taxed on withdrawals from his/her/its tax-advantaged account.

The Reorganization will qualify as a tax-free reorganization, as expected, each Acquiring Fund will succeed to the tax attributes of its respective Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by each Target Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. The Reorganization is not expected to independently result in limitations on each Acquiring Fund’s ability to use any capital loss carryforwards of its respective Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales each Acquiring Fund’s shares or other reorganization transactions in which the Acquiring Funds might engage post-Reorganization. As of August 31, 2025, the Target Fund, FIS Christian Stock Fund, had an indefinite short-term capital loss carryforward of $1,554,869 and an indefinite long-term capital loss carryforward of $2,234,393 for a total indefinite capital loss carryforward of $3,789,262. As of August 31, 2025, the Target Fund, FIS Bright Portfolios Focused Equity ETF, had an indefinite short-term capital loss carryforward of $443,084 and an indefinite long-term capital loss carryforward of $23,271 for a total indefinite capital loss carryforward of $466,355.

REASONS FOR THE REORGANIZATION

The Board, including all of its Independent Trustees, believe that the Reorganization will result in multiple benefits for the investors of each Target Fund, including those described below:

1) Substantially Similar Investment Objective and Similar Principal Investment Strategies: Each Acquiring Fund will have a substantially similar investment objective and substantially similar principal investment strategies as the corresponding Target Fund.

2) Same Total Annual Operating Expense Ratios: It is anticipated that each Acquiring Fund will have the same total annual fund operating expense ratio of the corresponding Target Fund, both before and after applicable waivers.

3) Skills, Financial Capacity and Resources of Faith Investor Services LLC: Each Acquiring Fund will be managed by Faith Investor Services LLC, provides investment advisory services to two ETFs, the Target Funds, and a number of separately managed accounts, and which as of June 30, 2025 had assets under management of approximately $240 million.

4) Expenses Relating to the Reorganization: Each Target Fund will not incur any direct expenses in connection with the Reorganization.

5) Reorganization is Not Expected to Dilute Shareholder’s Interests: The proposed Reorganization is not expected to result in the dilution of either Target Fund’s shareholder’s interests.

6) Continued Ability to Sell Shares Rights Prior to Reorganization: The shareholders of each Target Fund will continue to have the ability to sell their shares through a broker-dealer prior to the Reorganization.

7) Federal Income Tax Consequences: Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes, and the shareholders of each Target Fund are not expected to recognize any gain or loss upon receipt of the corresponding Acquiring Fund shares in the Reorganization.

8) Marketing and Growth Opportunities: Real advantages are expected by aligning the new Trust (compared with the existing trust) with faith-based marketing and other initiatives. In addition, the Trustees selected for the Board all have been involved with faith-based initiatives. Faith-based emphasis across the Funds, the Trust and its Funds should assist with marketing and messaging efforts by the Adviser on behalf of the Funds. These include building relationships with financial advisors both as sponsors and attendees of industry conferences. Faith Investor also sponsors a weekly radio show nationwide on SiriusXM Family Talk Radio. That program is, in turn, carried on a number of Christian radio stations.

BOARD CONSIDERATIONS

At a meeting of the NEOS Board held on August 25, 2025 (the “NEOS Board Meeting”), Faith Investor Services LLC recommended that the NEOS Board consider and approve the Reorganization, which Faith Investor Services believes is in the best interests of the Target Funds and its shareholders. Upon the recommendation of Faith Investor Services LLC, the NEOS Board considered the Reorganizations and evaluated, among other things, the reasons why Faith Investor Services LLC was proposing the Reorganization, the terms of the Plan, the Acquiring Funds’ investment objective and strategies in comparison to those of the Target Funds’, the direct and indirect expenses relating to the Reorganizations, each Fund’s fees and expenses, the experience and expertise of Faith Investor Services LLC, which would become the Acquiring Funds’ investment adviser, the federal income tax consequences of the Reorganization, the benefits to Faith Investor Services as a result of the Reorganization, and possible alternatives to the Reorganization. After careful consideration of all relevant information, the NEOS Board, including the Trustees who are not “interested persons” of NEOS (as that term is defined by the 1940 Act) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Funds and their shareholders and that the interests of the Target Funds’ shareholders will not be diluted as a result of the Reorganization. The NEOS Board approved the Reorganization and the Plan, subject to the applicable Target Fund shareholder approval. If shareholders of the applicable Target Fund do not approve the Plan, the applicable Target Fund will continue to operate as a series of NEOS and Faith Investor Services LLC will continue to serve as investment adviser to the applicable Target Fund, while Faith Investor Services LLC and the NEOS Board consider other alternatives in the best interests of the applicable Target Fund and its shareholders.

Prior to the NEOS Board Meeting, the Independent Trustees requested and received information from Faith Investor Services LLC relating to the proposed Reorganization. Based on a comprehensive evaluation of all of the information provided, the NEOS Board determined to present the proposed transaction to Target Funds shareholders and recommend Target Funds shareholders vote for its approval. The NEOS Board considered the following factors, among others, in its evaluation of the Reorganization:

Reasons for the Reorganization.

Continuity of Investment Experience for each Target Fund Shareholders. The NEOS Board considered that each Target Fund shareholders could expect continuity in their investment experience after the Reorganizations because the investment objective and the investment strategies of the Acquiring Funds are the same to those of the Target Funds and because the sub-adviser and portfolio managers currently managing the Target Funds on a day-to-day basis and who are responsible for implementing the Target Funds’ investment strategy will continue to be responsible for managing the Acquiring Funds after the Reorganizations.

Same Unitary Management Fee. The NEOS Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the “Summary Comparison of the Funds—Fees and Expenses” section above) and considered that Faith Investor Services LLC has agreed to the same management fee for the Acquiring Fund, which like the Target Fund’s management fee, is structured as a “unitary fee” and which will result in the estimated total annual operating expense ratio of the Acquiring Fund to be the same as that of the Target Fund. The NEOS Board also noted that, like the Target Fund, the Acquiring Fund’s unitary management fee cannot be increased without Acquiring Fund shareholder approval.

Reputation, Financial Capacity, and Resources of the Proposed Acquiring Fund Investment Adviser. The NEOS Board considered information provided with respect to the reputation, financial capacity, and resources of Faith Investor Services LLC. In evaluating the resources and the rationale for the Reorganization, the NEOS Board also considered that the key personnel at Faith Investor Services LLC have significant experience providing investment advisory services to ETFs.  The Board also noted that Vident Asset Management and Bright Portfolios, LLC, will remain the sub-adviser and trading sub-adviser, respectively, of the FIS Bright Portfolios Focused Equity ETF.

The Terms and Conditions of each Reorganization. The NEOS Board considered the terms of the Plan and, in particular, that the transfer of the assets of each Target Fund will be in exchange for shares of the corresponding Acquiring Fund and the corresponding Acquiring Fund’s assumption of all of the liabilities of each Target Fund. The NEOS Board also took note of the fact that no commissions or other direct transactional fees would be imposed on each Target Fund’s shareholders in connection with the applicable Reorganization. In addition, the NEOS Board noted that pursuant to the Plan, each Target Fund shareholder’s account will be credited with the number of corresponding Acquiring Fund shares equal to the value of the Target Fund shares that each shareholder holds immediately prior to the applicable Reorganization. The NEOS Board further noted that the value of the Target Fund’s assets to be acquired, the amount of its liabilities to be assumed by the corresponding Acquiring Fund, and the NAV per share of the Target Fund will be determined in accordance with the valuation methodologies described in the Target Fund’s Prospectus and SAI. As a result, the NEOS Board noted that the interests of the Target Fund’s shareholders would not be diluted as a result of the Reorganization. The NEOS Board also noted that each Reorganization would be submitted to the Target Fund’s shareholders for approval.

Expenses Relating to Reorganization. The NEOS Board considered that the Target Fund’s shareholders will not incur any direct expenses in connection with the applicable Reorganization. All direct expenses relating to the proposed Reorganizations, which are estimated to be $100,000 for the Reorganizations in the aggregate, whether or not consummated, will be borne by Faith Investors Services LLC, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing the Proxy Statement, and the cost of copying, printing, and mailing proxy materials.

Federal Income Tax Consequences. The NEOS Board considered that each Reorganization is expected to qualify as a reorganization for federal income tax purposes and that shareholders of each Target Fund are not expected to recognize any gain or loss upon receipt of shares of the corresponding Acquiring Fund in the Reorganization.

Continuity of Other Fund Services. The NEOS Board considered that the Reorganization will not result in any changes in service providers that execute the essential functions of administration, accounting, custody, and transfer agency. The NEOS Board determined that the continuity of those functions following the Reorganization helps to mitigate operational risks that might otherwise surface.

FIS Trust Governance and Compliance. The NEOS Board considered information regarding the governance of FIS Trust and its oversight by its board of trustees. The Independent Trustees of the NEOS Board received and considered information regarding matters concerning the FIS Trust board, including, among others, the experience and expertise of its members, its composition and committee structure, and its oversight processes. The NEOS Board also had an opportunity to review information provided by FIS Trust with respect to its compliance policies and procedures and risk programs, including the most recent annual report of its Chief Compliance Officer.

Faith-Based Alignment. The NEOS Board recognized the possible benefits of aligning the existing faith-based funds with a faith-based trust and trustees that have devoted significant parts of their daily lives to faith-based initiatives.

Other Alternatives. The Board considered alternatives to the Reorganization that were identified by Faith Investor Services LLC, including liquidation of the Target Funds. After considering the merits and viability of these other alternatives, the Board agreed with the assessment that the possible alternatives were less desirable than the Reorganization. The Board noted that the proposed Reorganization will be submitted to each Target Fund shareholders for their approval and that each Target Fund shareholders who do not wish to become shareholders of the corresponding Acquiring Fund may sell their shares before the Reorganization.

Based on the foregoing, the NEOS Board determined that each Reorganization is the best alternative for each Target Fund at this time and is in the best interests of the Target Fund and its shareholders. The NEOS Board approved each Reorganization, subject to approval by shareholders of each Target Fund, and recommends that shareholders of each Target Fund vote “FOR” the approval of the Plan. These determinations were made after a thorough review and evaluation of the Reorganization by the NEOS Board and on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various considerations.

KEY INFORMATION ABOUT THE PROPOSED REORGANIZATIONS

Shareholders of each Target Fund are being asked to approve the Plan, which sets forth the terms and conditions under which the Reorganization will be implemented. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is attached to this Proxy Statement as Appendix A.

The Plan

The Plan provides for the transfer of all of the assets of each Target Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and the corresponding Acquiring Fund’s assumption of all of the Target Fund’s liabilities, if any, as of the closing date of the Reorganization. The aggregate NAV of each corresponding Acquiring Fund shares issued in the exchange will equal the aggregate NAV of each Target Fund at the Closing (as defined in the Plan). Immediately after the transfer of each Target Fund’s assets as provided for in the Plan, the Target Fund will distribute the corresponding Acquiring Fund shares pro rata to its shareholders by the Acquiring Fund’s transfer agent establishing accounts on the Acquiring Fund’s share records in the names of those shareholders and transferring those shares of the Acquiring Fund to those accounts in redemption of the Target Fund shares and in complete liquidation of the Target Fund. The outstanding shares of each Target Fund held by the shareholders will then be canceled. As a result of the Reorganization, each shareholder of each Target Fund will receive the number of shares of the corresponding Acquiring Fund equal in value to his or her holdings in the Target Fund immediately before the Reorganization. Shares will be held in book entry form only.

The value of each Target Fund’s assets to be acquired and the liabilities to be assumed, if any, by the indicated Acquiring Fund and the NAV per share of each Target Fund will be determined as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date of the Reorganization. The NAV per share amount will be determined in accordance with the valuation methodologies approved by the Board and described in each Target Fund’s Prospectus and SAI, as may be amended and supplemented. Faith Investor Services LLC will bear all expenses relating to the Reorganization, including expenses related to the Special Meeting and solicitation of proxies, preparing and filing this Proxy Statement, and the cost of copying, printing, and mailing proxy materials.

Each Reorganization is subject to a number of conditions, including the approval of the Plan by the shareholders of the Target Fund and the receipt of a legal opinion from Thompson Hine LLP, counsel to FIS Trust, with respect to certain tax matters (see “Federal Income Tax Consequences of the Reorganizations,” below). Assuming satisfaction of the conditions in the Plan, the closing date each of the Reorganization is expected to be on or about December 29, 2025, or another date agreed to by NEOS ETF Trust and FIS Trust. The Plan may be amended or terminated and each Reorganization abandoned at any time by mutual consent of NEOS ETF Trust, on behalf of the Target Funds, and FIS Trust, on behalf of the Acquiring Funds.

Repositioning

No repositioning of any Target Fund’s portfolio is expected to occur in connection with the Reorganizations.

Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. This discussion is limited to U.S. persons who hold shares of beneficial interest of the Target Fund as capital assets for federal income tax purposes. Shareholders who are not U.S. persons are strongly urged to consult their own tax advisors with respect to the particular tax consequences of the Reorganization and of an investment in the shares of the Acquiring Funds. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. Because the foregoing discussion only relates to the federal income tax consequences of the proposed Reorganization, shareholders should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the proposed Reorganization.

The Reorganization is intended to qualify as a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code. As a condition to the Reorganization, the Target Funds and the Acquiring Funds have each requested an opinion of Thompson Hine LLP substantially to the effect that with respect to the Reorganization, based on certain assumptions, facts, the terms of the Plan and representations set forth in the Plan or otherwise provided by the Target Fund and the Acquiring Fund and on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.	The Acquiring Fund’s acquisition of the assets of the corresponding Target Fund in exchange solely for the Acquiring Fund Shares and its assumption of the liabilities of the Target Fund, followed by the Target Fund’s distribution of the Acquiring Fund Shares pro rata to the Target Fund’s shareholders actually or constructively in exchange for their Target Fund Shares in complete liquidation of the Target Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

2.	Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Target Funds shareholders in exchange for each Target Fund Shares.

3.	Under Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the corresponding Target Fund’s assets solely in exchange for the Acquiring Fund’s Shares and the Acquiring Fund’s assumption of the liabilities of the corresponding Target Fund.

4.	Under Section 362(b) of the Code, the adjusted basis in each of the Target Fund’s assets acquired by the Acquiring Fund will be the same as the adjusted basis of such assets to the Target Fund immediately prior to the Reorganization.

5.	Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the corresponding Target Fund (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

6.	Under Section 354(a)(1) of the Code, no gain or loss will be recognized by the Target Fund’s shareholders upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization.

7.	Under Section 358(a)(1) of the Code, the aggregate adjusted basis of the Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate adjusted basis of the Target Fund’s Shares held by such shareholder immediately prior to the Reorganization.

8.	Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by the corresponding Target Fund shareholders in the Reorganization will include the period during which the corresponding Target Fund Shares exchanged therefor were held by such shareholder (provided the corresponding Target Fund Shares were held as capital assets on the date of the Reorganization).

9.	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. In particular, under Treasury Regulations § 1.381(b)-1(a)(2), the Acquiring Fund will be treated for purposes of section 381 of the Code just as the Target Fund would have been treated if there had been no Reorganization, the tax attributes of the Target Fund enumerated in Section 381(c) of the Code shall be taken into account by the Acquiring Fund as if there had been no Reorganization, and the taxable year of the Target Fund will not end on the date of the Reorganization merely because of the closing of the Reorganization.

No opinion will be expressed regarding: (a) whether either each Target Fund or each Acquiring Fund qualifies or will qualify as a regulated investment company; (b) the federal income tax consequences of the payment of Reorganization expenses by Faith Investor Services, LLC, except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code; (c) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Target Fund shareholder that is a foreign person; (d) the effect of the Reorganization on each Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting (including under Section 1256 of the Code); (e) the effect of the Reorganization on any shareholder of each Target Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (f) whether accrued market discount, if any, on any market discount bonds held by the Target Funds will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; (g) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); (h) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such asset regardless of whether such transfer would otherwise be a non-recognition transaction; and (i) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax consequences of the Reorganization.

An opinion of counsel is not binding on the IRS or the courts and neither the Target Funds nor the Acquiring Funds has sought a ruling with respect to the tax treatment of the Reorganization. The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.

Description of the Acquiring Funds Shares

Shares of the Acquiring Funds issued to the shareholders of the Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid, and non-assessable when issued in accordance with the Plan and will be transferable without restriction and will have no preemptive or conversion rights.

Capitalization

The capitalization of the Target Funds as of August 29, 2025 and the Acquiring Funds’ pro forma combined capitalization as of that date, after giving effect to the applicable Reorganization, are as follows:

FIS Christian Stock Fund

(unaudited)	Target Fund Shares	Pro forma Acquiring Fund Shares
Net Assets	$72,109,714	$72,109,714
Shares Outstanding	2,300,000	2,300,000
Net Asset Value per Share	$31.35	$31.35

FIS Bright Portfolios Focused Equity ETF

(unaudited)	Target Fund Shares	Pro forma Acquiring Fund Shares
Net Assets	$94,122,103	$94,122,103
Shares Outstanding	3,302,000	3,302,000
Net Asset Value per Share	$28.50	$28.50

ADDITIONAL INFORMATION ABOUT THE FUNDS

General

For a general discussion of the operation and organization of the Target Funds, see “General Information About the Trust” and “Exchange Listing and Trading” in the Target Funds’ combined SAI, which is incorporated by reference herein. For a general discussion of the operation and organization of each Acquiring Fund, see “General Information About the Trust” and “Exchange Listing and Trading” in the Proxy Statement SAI.

Rights of the Fund’s Shareholders

NEOS ETF Trust is not required to hold annual meetings of shareholders. Each Target Fund’s shareholder has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act. Each Target Funds’ shares have no preemptive, exchange, subscription, or conversion rights and are freely transferable. For a description of other significant attributes of shares of the Target Funds see “Description of Shares” in the Target Funds’ combined SAI, which is incorporated by reference herein.

FIS Trust is not required to hold meetings of shareholders. Shares of each Acquiring Fund have equal voting rights. Acquiring Funds’ shares are freely transferable. Shares of each Acquiring Fund will not have preemptive rights or cumulative voting rights, and none of the shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. For a description of other significant attributes of shares of the Acquiring Funds see “Description of Shares” in the Proxy Statement SAI.

Pricing of Fund Shares

For information on how the NAV per share of each Fund is calculated, see “Buying and Selling the Funds” in the Target Funds’ combined Prospectus and, for each Acquiring Fund, see “Buying and Selling Fund Shares” and “Determination of Net Asset Value” in Appendix D attached to this Proxy Statement.

Dividends, Distributions, and Taxes

The Target Funds and the Acquiring Funds each intend to distribute substantially all of its net investment income and net capital gains to its shareholders at least annually. Each Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by a Fund varies from period-to-period. Each month, each Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, each Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Each Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional Fund shares only if the broker through whom you purchased Fund shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For a discussion of the Target Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions, and Taxes” in the Target Funds’ combined prospectus, which is incorporated by reference herein. For a discussion of the Acquiring Fund’s policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends, Distributions, and Taxes” in Appendix D attached to this Proxy Statement.

Disclosure of Portfolio Holdings and Premium/Discount Information

For a description of each Target Fund’s policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Portfolio Holdings” and “Premium/Discount Information” in the Target Funds’ Prospectus and “Portfolio Holdings” in the Target Funds’ SAI, which are incorporated by reference herein. For a description of each Acquiring Fund’s policies and procedures with respect to the disclosure of its portfolio holdings and premium/discount information, see “Premium/Discount Information” in Appendix D attached to this Proxy Statement, and “Portfolio Holdings Disclosure Policies and Procedures” in the Proxy Statement SAI.

Frequent Purchases and Redemptions

For a discussion of each Target Fund’s policies with respect to frequent purchases and redemptions, see “Frequent Purchases and Redemptions of each Funds’ Shares” in the Target Funds’ Prospectus, which is incorporated by reference herein. For a discussion of the each Acquiring Fund’s policies with respect to frequent purchases and redemptions, see “Frequent Purchases and Redemptions of Shares” in Appendix D attached to this Proxy Statement.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Fund shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into agreements with the Funds.

Purchases Through Broker-Dealers and Other Financial Intermediaries

If shareholders purchase shares through a broker-dealer or other financial intermediary, a Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Shareholders should ask their salespersons or visit their financial intermediary’s website for more information.

Financial Information

For certain financial information about each Target Fund, see “Financial Highlights” which are appended to this Proxy Statement as Appendix B.

VOTING INFORMATION

RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED

Proxies are being solicited from the shareholders of the Target Fund by NEOS ETF Trust’s Board of Trustees for the Special Meeting, which will be held on December 29, 2025, at the principal executive offices of Faith Investor Services LLC, 7328 East Deer Valley Road, Suite 105, Scottsdale, Arizona 85255, at 9:00 a.m. local time, or at such later time made necessary by adjournment.

The Board has fixed the close of business on November 20, 2025 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held. As of the Record Date, the total number of issued and outstanding shares of the Target Funds were:

FIS Christian Stock Fund (PRAY): 2,240,000

FIS Bright Portfolios Focused Equity ETF (BRIF): 3,382,000

Shareholders of record who owned five percent or more of the shares of any Target Fund as of the Record Date are set forth on Appendix C to this Proxy Statement. Approval of the Plan will require the affirmative vote of the lesser of: (a) 67% of each Target Funds’ shares present at the Meeting, if the holders of more than 50% of each Target Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of each Target Fund’s outstanding shares.

HOW TO VOTE

You can vote your shares by attending the Special Meeting in person, by mail, by the internet, and by telephone as set forth below:

•	In person: at the Special Meeting on December 29, 2025.

•	Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope. If you sign, date, and return the proxy card but give no voting instructions, the proxies will vote FOR the proposal.

The options below are available 24 hours a day / 7 days a week.

•	Internet: The web address and instructions for voting online can be found on the enclosed proxy card. You will be required to provide your control number found on your proxy card.

•	Telephone: To vote your proxy by phone, please dial 888-332-9934.

If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so. If you hold your shares in “street name” through a broker, bank, or other nominee, you should contact your nominee about voting in person at the Special Meeting. We encourage you to check this website prior to the Special Meeting if you plan to attend.

PROXIES

All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use each Target Fund receives written notification to the contrary from any one of such persons. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted “FOR” the matters specified on the proxy. All shares that are voted and votes to “ABSTAIN” will be counted towards establishing a quorum.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to each Target Fund. You may also give written notice of revocation in person at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

QUORUM AND ADJOURNMENTS

One-third of the outstanding shares of each Target Fund will be considered a quorum for the transaction of business with respect to each Target Fund. If a quorum of shareholders of each Target Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement are not received, the chairman of the Special Meeting may adjourn the Special Meeting of each Target Fund one or more times within a reasonable time after the date set forth for the original meeting to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to each Target Fund may be transacted at any such adjourned session(s) at which a quorum is present. The persons designated as proxies may use their discretionary authority to vote as instructed by management of each Target Fund on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions, will be counted toward establishing a quorum. Because the proposals are expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because the proposal is non-discretionary, the Trust does not expect to receive broker non-votes. Abstentions will have the same effect as votes against the proposal.

SOLICITATION OF PROXIES

Each Target Fund expects that the solicitation of proxies will be primarily by Internet, mail and telephone. The solicitation also may include facsimile, Internet, or oral communications. Mediant has been retained to aid in the solicitation of proxies, at an anticipated cost of approximately $100,000, exclusive of printing costs. Faith Investor Services LLC will bear the expenses relating to the Reorganization, including the costs of retaining Mediant.

OTHER INFORMATION

OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

APPRAISAL RIGHTS

Shareholders will have no appraisal rights in connection with the Reorganization.

NEXT MEETING OF SHAREHOLDERS

The Target Funds do not hold regular meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Target Funds’ Secretary within a reasonable time before the proxy materials for the next meeting are sent to shareholders. Timely submission of a proposal does not necessarily mean that the proposal will be included.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganization and the federal income tax consequences of the Reorganization will be passed upon by Thompson Hine LLP.

AVAILABLE INFORMATION

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information filed by the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Reports, proxy statements and other information that may be filed with the Exchange and also may be inspected at the offices of the Exchange.

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is adopted as of this
[             ] day of [             ], 2025 by and among (i) NEOS ETF Trust, on behalf of two of its series, the FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF) (each a “Target Fund” and collectively the “Target Funds”), (ii) FIS Trust, on behalf of each of two of its series, the FIS Christian Stock Fund (PRAY) and FIS Bright Portfolios Focused Equity ETF (BRIF) (each a “Acquiring Fund” and collectively the “Acquiring Funds”), and (iii) solely for the purposes of Section 4.3, 5.1(g) and 9 of this Agreement, Faith Investor Services, LLC (the “Adviser”), the investment adviser to the Acquiring Funds and Target Funds; (iv) solely for the purposes of Section 4.4 of this Agreement, Bright Portfolio, LLC (sub-adviser to FIS Bright Portfolios Focused Equity ETF); and (v) solely for the purposes of Section 4.5 of this Agreement, Vident Asset Management (trading sub-adviser to FIS Bright Portfolios Focused Equity ETF). Other than the Target Funds and the Acquiring Funds, no other series of either the NEOS ETF Trust or the FIS Trust are parties to this Agreement.

WHEREAS, the parties hereto intend for each Target Fund and the corresponding Acquiring Fund to enter into a transaction pursuant to which: (i) each Acquiring Fund will acquire all of the Assets (as defined in Section 1.2(b)) in exchange solely for (a) whole shares of the Acquiring Fund (“Acquiring Fund Shares”), the value of which shall be determined as of the Valuation Time (as defined in Section 2.1(e)), and (b) assumption of all of the Liabilities (as defined in Section 1.2(c)) of the corresponding Target Fund by the Acquiring Fund, and (ii) the Target Fund will distribute such Acquiring Fund Shares to shareholders in respect of their shares of the Target Fund (“Target Fund Shares”), in connection with the complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (such transaction, the “Reorganization”);

        WHEREAS, each Acquiring Fund is a “shell series” of FIS Trust created for the purpose of, and is authorized to, acquire the assets and assume the liabilities of its corresponding Target Fund;

        WHEREAS, the Target Funds and the Acquiring Funds are open-end, registered investment companies of the management type registered with the U.S. Securities and Exchange Commission (the “Commission”); and

        WHEREAS, each Target Fund and its corresponding Acquiring Fund intends (i) this Agreement to be, and adopt it as, a plan of reorganization with respect to their respective Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and Section 1.368-2(g) of the U.S. Treasury regulations promulgated under the Code (the “Treasury Regulations”), and (ii) that for United States federal income tax purposes each Reorganization contemplated by this Agreement constitutes a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1           It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the other, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement.

1.2           The Acquiring Trust and the Target Trust agree to take the following steps with respect to each Reorganization:

(a)               Each Target Fund agrees to transfer to its corresponding Acquiring Fund all of the Target Fund’s assets as set forth in Section 1.2(b), and the corresponding Acquiring Fund agrees in consideration therefor (i) to deliver to the Target Fund that number of corresponding Acquiring Fund Shares determined by dividing the value of the Target Fund’s assets net of any liabilities assumed by the applicable Acquiring Fund, computed in the manner and as of the time and date set forth in Section 2.1(a), by the net asset value of one share of the corresponding Acquiring Fund, computed in the manner and as of the time and date set forth in Section 2.1(a); and (ii) to assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (as defined in Section 3.1).

(b)          The assets of each Target Fund to be acquired by the corresponding Acquiring Fund (the “Assets”) shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, collateral, claims (whether absolute, contingent, known or unknown, accrued or unaccrued, and including, without limitation, any interest in pending or future legal claims in connection with (i) past or present holdings, whether in the form of class action claims, opt-out, or other direct litigation claims or regulator or government established investor recovery funds claims or (ii) contractual, fiduciary, or other relationships with any investment adviser, principal underwriter, or other party, and any and all resulting recoveries), dividends or interest or other receivables that are owned by the Target Fund, copies of all books and records of the Target Fund on the Closing Date (as defined in Section 3.1), and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Target Fund prepared as of the effective time of the Closing (as defined in Section 3.1) (the “Closing Statement of Assets and Liabilities”) in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of the Target Funds’ most recent audited statement of assets and liabilities, if any. The Assets of each Target Fund shall be delivered to its corresponding Acquiring Fund free and clear of all liens, encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2) of the Code, or that are restricted to resale by their terms), hypothecations, and claims whatsoever, and there shall be no restrictions on the full transfer thereof.

(c)          Each Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing (as defined in Section 3.1) consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.

(d)          As soon as reasonably practicable after the Closing (as defined in Section 3.1), each Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the corresponding Acquiring Fund Shares, respectively, received by the Target Fund pursuant to Section 1.2(a) on a pro rata basis, and the each Target Fund will as promptly as practicable thereafter completely liquidate and dissolve. Such distribution, with respect to each Target Fund’s shares, and complete liquidation will be accomplished by the transfer of the corresponding Acquiring Fund Shares then credited to the account of each Target Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the corresponding Acquiring Fund in the names of the Target Fund Shareholders. At the Closing (as defined in Section 3.1), any outstanding certificates representing shares of each Target Fund will be cancelled. Each Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether its Target Fund Shareholders hold their corresponding Target Fund Shares in certificated form.

(e)          Any regulatory reporting responsibility of a Target Fund, including the responsibility for filing regulatory reports, tax returns, and other documents for periods ending on or prior to the Closing Date (as defined in Section 3.1) and such later date on which the Target Fund is terminated, is and shall remain the responsibility of the Target Funds.

(f)           Prior to the Closing (as defined in Section 3.1), each Acquiring Fund will issue one share of beneficial interest of the Acquiring Funds (the “Initial Shares”) to the Adviser, as the investment adviser of the Acquiring Funds, or an affiliate thereof (the “Sole Shareholder”) in exchange for a nominal amount for the sole purpose of allowing the Sole Shareholder to approve certain matters to facilitate the organization of Acquiring Funds. Prior to the Closing (as defined in Section 3.1), the Initial Shares will be redeemed and cancelled by each Acquiring Fund in exchange for an amount equal to the consideration received by the Acquiring Funds for such Initial Shares.

(g)          Ownership of Acquiring Fund Shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(h)          All books and records relating to each Target Fund, or copies thereof, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be turned over to the corresponding Acquiring Fund as soon as practicable after the Closing Date (as defined in Section 3.1) and copies of all such books and records maintained by the Target Funds’ adviser, administrator, custodian, distributor or fund accountant shall be turned over to the corresponding Acquiring Fund or its agents as soon as practicable following the Closing Date (as defined in Section 3.1).

(i)           NEOS ETF Trust and the Target Funds acknowledge that FIS Trust, the Acquiring Funds and the Adviser intend to treat, and do not and will not object to the Acquiring Trust, the Acquiring Fund and the Adviser treating, the performance record of each Target Fund as the performance record of the corresponding Acquiring Fund for any purpose, including the rules and regulations of the Commission and the Financial Industry Regulatory Authority (“FINRA”). In this regard, the parties acknowledge that the investment performance history of each Target Fund will be transferred to the corresponding Acquiring Fund at the Closing Date (as defined in Section 3.1). FIS Target Trust, on behalf of the Target Funds, represents and warrants to the Acquiring Funds that the investment performance history of each Target Fund is accurate in all material respects and has been calculated in accordance with applicable law.

2.	VALUATION

2.1           With respect to the Reorganization:

(a)         The net value of each Target Fund’s Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the Valuation Time (as defined in Section 2.1(e)) by calculating the value of the Assets, which shall reflect the declaration of any dividends, and subtracting therefrom the amount of the Liabilities, using the valuation procedures established by FIS Trust’s board of trustees (“Acquiring Funds Valuation Procedures”). On the Valuation Date, each Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the corresponding Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b)         The number of Acquiring Fund Shares issued by each Acquiring Fund in exchange for the corresponding Target Fund’s Assets shall equal the number of shares of such corresponding Target Fund outstanding as the Valuation Date.

(c)         The net asset value of the Acquiring Fund Shares issued by each Acquiring Fund issued in connection with its Reorganizations shall be determined to the nearest full cent as of the Valuation Date by dividing the net value of its corresponding Target Fund’s Assets (described in Section 2.1(a)) by the number of Acquiring Fund Shares issued in connection with the Reorganization (as described in Section 2.1(b)).

(d)         All computations of value shall be made by each Acquiring Fund’s administrator using the Acquiring Funds Valuation Procedures and shall be subject to review by the corresponding Target Fund’s administrator and, if requested by either FIS Trust or NEOS ETF Trust, by the independent registered public accountant of the requesting party at the expense of the requesting party. FIS Trust and NEOS ETF Trust agree to use commercially reasonable and good faith efforts to cause their respective administrators and investment advisers to work together to resolve before the Closing Date (as defined in Section 3.1) any material differences identified between the valuations of the portfolio assets of a Target Fund determined using the corresponding Acquiring Fund’s valuation procedures as compared to the prices of the same portfolio assets determined using the Target Fund’s valuation procedures.

(e)         “Valuation Time” shall mean immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Valuation Date.

(f)          “Valuation Date” shall mean the business day immediately preceding the Closing Date (as defined in Section 3.1).

3.	CLOSING AND CLOSING DATE

3.1           Each Reorganization shall close on December 29, 2025, or such other date as the parties may agree (the “Closing Date”). All acts taking place at the closing of each Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2           With respect to the Reorganizations:

(a)          Each Target Fund shall cause U.S. Bank National Association, the custodian for the Target Funds, to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to corresponding Acquiring Fund, immediately prior to the Closing and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for each Target Fund to the custodian for the corresponding Acquiring Fund for examination no later than five business days preceding the Closing Date (unless the custodian for the Target Fund is also the custodian for the corresponding Acquiring Fund, as is currently the case as of the date of this Agreement) and transferred and delivered by each Target Fund as of the Closing for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Each Target Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing by book entry in accordance with the customary practices of such depositories and the custodian for the corresponding Acquiring Fund. The cash to be transferred by each Target Fund shall be delivered by wire transfer of federal funds as of the Closing (or such other suitable means if the custodian for each Target Fund is also the custodian for the corresponding Acquiring Fund, as is currently the case as of the date of this Agreement). If a Target Fund is unable to make such delivery as of the Closing in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing have not yet been delivered to the Target Fund or its broker, then such Target Fund shall, by the Closing, have the custodian for such Target Fund deliver to the corresponding Acquiring Fund or the corresponding Acquiring Fund’s custodian, executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the corresponding Acquiring Fund or the corresponding Acquiring Fund’s custodian, such as brokers’ confirmation slips.

(b)         The Target Funds shall cause U.S. Bancorp Fund Services, LLC, the transfer agent for the Target Funds (and the Acquiring Funds), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of each Target Fund’s Shareholders and the number and percentage ownership (to three decimal places) of outstanding Target Fund Shares owned by the Target Fund Shareholders immediately prior to the Closing. The corresponding Acquiring Fund shall issue and deliver a confirmation evidencing the corresponding Acquiring Fund Shares or provide evidence satisfactory to each Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certifications, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transaction contemplated by the Agreement. Any cash to be transferred by each Acquiring Fund shall be delivered by wire transfer of federal funds as of the Closing (or such other suitable means if the custodian for the Target Funds is also the custodian for the Acquiring Funds, as is currently the case as of the date of this Agreement).

(c)         In the event that immediately prior to the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of each Target Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of either party to this Agreement, accurate appraisal of the value of a Target Fund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1           NEOS ETF Trust, on behalf of itself or, where applicable, each of Target Funds, represents and warrants to FIS Trust and each of the Acquiring Funds as follows:

(a)         NEOS ETF Trust is a Delaware statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power and authority under the Agreement and Declaration of Trust of NEOS ETF Trust, as amended (the “Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of the shareholders of the Target Fund, to execute and deliver this Agreement, to perform its obligations hereunder, and to consummate the transactions contemplated by this Agreement. Each Target Fund is a separate series of NEOS ETF Trust duly designated in accordance with the applicable provisions of NEOS ETF Trust’s Declaration of Trust. NEOS ETF Trust and the Target Funds are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on NEOS ETF Trust or a Target Fund. Each Target Fund has all material foreign, federal, state, and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund;

(b)         NEOS ETF Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the shares of each of the Target Funds under the Securities Act of 1933 (“1933 Act”), is in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending or, to the knowledge of NEOS ETF Trust, threatened;

(c)         No consent, approval, authorization, or order of any court, Governmental Authority (as defined below), or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Funds and NEOS ETF Trust of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities laws, and the Hart-Scott-Rodino Antitrust Improvements Act of 1976;

(d)         Each Target Fund is not, and the execution, delivery, and performance of this Agreement by the Target Funds will not result (i) in a violation of law or of NEOS ETF Trust’s Declaration of Trust or By-laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, exemptive order, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery, and performance of this Agreement by each Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Target Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge, or encumbrance on any property or assets of the Target Funds;

(e)         Except as otherwise disclosed to and accepted, in writing, by or on behalf of the corresponding Acquiring Fund, all material contracts or other commitments (other than this Agreement), including without limitation the contracts set forth in Schedule 7.1(h), will be terminated with respect to each Target Fund at or prior to the Closing without liability to the Target Fund and such termination shall not result in the acceleration of any obligations of the Target Fund on or prior to the Closing;

(f)          The current prospectus and statement of additional information of each Target Fund and each prospectus and statement of additional information of each Target Fund used at all times between the commencement of operations of each Target Fund and the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(g)          Each Target Fund is in compliance in all material respects with, and since its commencement of operations has been in compliance in all material respects with, the investment policies and restrictions set forth in the Target Fund’s then applicable prospectus and statement of additional information;

(h)         Each Target Fund is in compliance in all material respects with, and since its commencement of operations has been in compliance in all material respects with, the requirements of the 1933 Act, 1934 Act, and the 1940 Act and all rules and regulations under each of the foregoing, and state securities laws and regulations;

(i)          Each Target Fund is in compliance in all material respects with, and except as otherwise disclosed in writing pursuant to Section 5.1(n) hereof, since its commencement of operations has been in compliance in all materials respects with, its policies and procedures adopted pursuant to Rule 38a-1 under the 1940 Act including without limitation the valuation policies and procedures of NEOS ETF Trust, transactions with affiliated persons and underwriters pursuant to Section 17 of the 1940 Act, transactions with Authorized Participants in Creation Units under any applicable exemptive orders applicable to the Target Fund, compliance with the liquidity risk management requirements of Rule 22e-4 under the 1940 Act, and during the twelve-month period preceding the date of this Agreement, there have been no material miscalculations of the net asset value of any Target Fund or the net asset value per share of the Target Fund that have not been remedied or will not be remedied prior to the Closing in accordance with industry practices and the policies of NEOS ETF Trust;

(j)          Except as otherwise disclosed to and accepted, in writing, by or on behalf of the corresponding Acquiring Fund, each Target Fund will as of the Closing, have good title to its Assets, and full right, power, and authority to sell, assign, transfer, and deliver such Assets, free of adverse claims, including any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2) of the Code, or that are restricted to resale by their terms), and upon delivery and payment for such Assets, the corresponding Acquiring Fund, will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(k)         The financial statements of the each Target Fund for the Target Fund’s three most recently completed fiscal years, if any, have been (or, if such fiscal year-end is within the last sixty (60) days, will be) audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding each Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition and results of operations of each Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change, or other factor that could significantly affect the internal controls of any Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Funds, no such disclosure will be required as of the Closing;

(l)          Since the last day of each Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i)           For each taxable year of its operation (including that portion of such taxable year ending on the Closing Date), each Target Fund has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met and intends to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code through the Closing Date. Each Target Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. Each Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder.

(ii)          All federal, state, local, and foreign income Tax Returns and other Tax Returns (including, for the avoidance of doubt, dividend reporting forms, and other Tax-related reports) of each Target Fund required to have been filed on or before the Closing Date or for periods ending on or before the Closing Date have been (or will be) duly and timely filed (taking into account any permitted extensions) and are or will be correct in all respects, and all federal, state, local, foreign, and other Taxes of the Target Fund (whether or not shown as due or required to be shown as due on said Tax Returns) for Tax periods ending on or before the Closing Date have been duly and timely paid, except for Taxes not yet payable, in which case, provision has been made by the Target Fund for the payment thereof and any such unpaid Taxes as of the date of the financial statements referred to in paragraph (l) above are properly reflected on such financial statements.

(iii)         There are no audits, examinations, investigations, or other proceedings pending or threatened by any Taxing Authority in writing with respect to any Target Fund, and no waivers or extensions of any statute of limitations that remain open with respect to Taxes have been granted or requested with respect to the Target Fund.

(iv)         No Taxing Authority with which a Target Fund does not file Tax Returns has claimed in writing or, to the knowledge of the Target Fund, in any other manner that the Target Fund is or may be subject to taxation by that Taxing Authority, and no Taxing Authority with which a Target Fund does not file a particular Tax Return has claimed in writing or, to the knowledge of the Target Fund, in any other manner that the Target Fund is or may be required to file such Tax Return. No issue has been raised by any Tax Authority in any prior examination of the Target Fund which, by application of the same or similar principles, could reasonably be expected to result in a proposed deficiency for any subsequent taxable period. Each Target Fund has delivered a written disclosure schedule to the corresponding Acquiring Fund listing (A) all jurisdictions in which the Target Fund pays or has paid Taxes and/or file or have filed Tax Returns and (B) all federal, state, and local income and franchise Tax Returns filed by, or on behalf of, the Target Fund, and each such disclosure schedule is accurate and complete;

 As used in this Agreement:

        “Governmental Authority” means any nation, state, territory, province, county, city, or other unit or subdivision thereof or any entity, authority, agency, department, board, commission, instrumentality, court, or other judicial body authorized on behalf of any of the foregoing to exercise legislative, judicial, regulatory, or administrative functions of or pertaining to government, and any governmental or non-governmental self-regulatory organization.

“Tax” or “Taxes” means (i) any and all federal, state, local, foreign, and other taxes, assessments, levies, duties, fees, and other governmental or similar charges, including without limitation income, profits, gross receipts, net proceeds, alternative or add-on minimum, ad valorem, value added, turnover, sales, use, property, unclaimed property, personal property (tangible and intangible), environmental, stamp, leasing, lease, user, excise, duty, franchise, capital, capital stock, transfer, registration, license, withholding, social security (or similar), unemployment, disability, payroll, employment, fuel, excess profits, occupational, premium, windfall profit, severance, estimated, or other governmental charge of any kind whatsoever and (ii) any liability related to an item described in clause (i) of this definition and arising (a) from being or having been a member of an affiliated, consolidated, combined, unitary group, or similar group for federal, state, local, or foreign tax purposes or (b) as a result of being a successor to another person or transferee thereof, or pursuant to contract (other than pursuant to a contract the principal purpose of which is not allocation of an item described in clause (i) of this definition), in all cases together with any interest, penalties, additions to tax or additional amounts imposed in connection with any of the foregoing.

“Taxing Authority” means, with respect to any Tax, the Governmental Authority that imposes such Tax and the agency (if any) charged with the collection of such Tax for such Governmental Authority.

“Tax Return” means any return, declaration, report, claim for refund, information return, or any similar filing or statement filed with any Taxing Authority (domestic, foreign, or otherwise) that is related to Taxes, including any form, schedule, or attachment thereto and any amendment or supplement thereof;

(m)         All issued and outstanding shares of each Target Fund are duly authorized and validly issued and outstanding, fully paid and non-assessable by NEOS ETF Trust and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and local regulatory authorities and will be held at the time of closing by the persons and in the amounts set forth in the records of the transfer agent of the Target Fund;

(n)          The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Board of Trustees of NEOS ETF Trust, on behalf of each Target Fund, and subject to the due authorization, execution, and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of each Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)          The books and records of each Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules, and regulations applicable to the Target Fund;

(p)          Each Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(q)          Each Target Fund has no unamortized or unpaid organizational fees or expenses;

(r)           The information to be furnished by each Target Fund for use in applications for orders, registration statements, or proxy materials or for use in any other document filed or to be filed with any federal, state, or local regulatory authority (including any national securities exchange or FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(s)          The combined proxy statement and prospectus on Form N-14 (the “Proxy Statement”) referred to in Section 5.1(c), only insofar as it relates to NEOS ETF Trust and each Target Fund, will, on the effective date of the Proxy Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with the information that was furnished by FIS Trust on behalf of the Acquiring Fund for use therein; and

(t)           Except as otherwise disclosed, there is no action, suit, proceeding, claim, demand, arbitration, matter, or investigation pending or threatened against or affecting any Target Fund at law, in equity, or otherwise, in, before, or by any court, Governmental Authority, or arbitrator, and there is no unsatisfied judgment, injunction, decree, or regulatory restriction imposed specifically upon any Target Fund or any of its properties, assets, trustees, officers, employees, or agents that could reasonably be expected to materially and adversely affect its business or its ability to consummate the Reorganization.

(u)          All information provided or identified in writing by each Target Fund or NEOS ETF Trust, on behalf of the Target Fund, to the corresponding Acquiring Fund in response to formal due diligence requests relating to the Target Fund are true and correct in all material respects and contain no material misstatements or omissions.

4.2           FIS Trust, on behalf of itself or, where applicable, each of the Acquiring Fund represents and warrants to NEOS ETF Trust and each of Target Funds as follows:

(a)          FIS Trust is a Delaware statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power and authority under FIS Trust’s Agreement and Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted, to execute and deliver this Agreement, to perform its obligations hereunder, and to consummate the transactions contemplated by this Agreement. Each Acquiring Fund is a separate series of FIS Trust duly designated in accordance with the applicable provisions of FIS Trust’s Agreement and Declaration of Trust. FIS Trust and the Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on FIS Trust or an Acquiring Fund. Each Acquiring Fund has all material federal, state, and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)          FIS Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of each Acquiring Fund under the 1933 Act are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending or, to the knowledge of FIS Trust, threatened;

(c)          No consent, approval, authorization, or order of any court, Governmental Authority, or FINRA is required for the consummation by any Acquiring Fund and FIS Trust of the transactions contemplated herein, except such as have been or will be obtained at or prior to the Closing under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws, and the Hart-Scott-Rodino Antitrust Improvements Act of 1976;

(d)          Each Acquiring Fund is not, and the execution, delivery, and performance of this Agreement by the Acquiring Fund will not result (i) in a violation of law or of FIS Trust’s Agreement and Declaration of Trust or by-laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, exemptive order, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party to or by which it is bound, and the execution, delivery, and performance of the Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge, or encumbrance on any property or assets of the Acquiring Fund;

(e)          Each Acquiring Fund is, and will be at the time of Closing, new series of FIS Trust formed for the purpose of receiving the Assets and assuming the liabilities of the corresponding Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund will not have commenced operations, prepared books of account and related records or financial statements, or carried on any business activities, except as necessary to facilitate the organization of the Acquiring Fund as new series of FIS Trust prior to its commencement of operations. Except with respect to the consideration received in exchange for the issuance of the Initial Shares, each Acquiring Fund has not owned any assets and will not own any assets, and will not have any known liabilities of a material nature, contingent or otherwise, prior to the Closing. As of the time immediately prior to the Closing, there will be no issued or outstanding securities issued by any Acquiring Fund, other than the Initial Shares issued to the Sole Shareholder for the purpose set forth in Section 1.1(e) above. The Initial Shares will be redeemed and cancelled prior to the Closing;

(f)           By the Closing, FIS Trust’s Board of Trustees and officers shall have taken all actions as are necessary under the 1933 Act, 1934 Act, 1940 Act, and any applicable state securities laws for each Acquiring Fund to commence operations as registered open-end management investment companies, including, without limitation, approving and authorizing the execution of investment advisory contracts in the manner required by the 1940 Act and approving and authorizing the execution of such other contracts as are necessary for the operation of the Acquiring Fund;

(g)          The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Board of Trustees of FIS Trust, on behalf of each Acquiring Fund, and subject to the due authorization, execution, and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of each Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles;

(h)          The shares of each Acquiring Fund to be issued and delivered to the corresponding Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and, upon receipt of the corresponding Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by FIS Trust;

(i)           Each Acquiring Fund (i) intends to continue to qualify for the tax treatment afforded regulated investment companies under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for their subsequent taxable years, (ii) will be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as separate corporations for federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date. The Acquiring Fund has not taken any action, caused any action to be taken, or caused any action to fail to be taken, which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company for its taxable year that includes the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year;

(j)           The books and records of each Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(k)          Each Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(l)           Each Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed;

(m)         The information to be furnished by each Acquiring Fund for use in applications for orders, registration statements, or proxy materials or for use in any other documents filed or to be filed with any federal, state, or local regulatory authority (including any national securities exchange or FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; provided, however, that the representation and warranties in this paragraph shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by or on behalf of the corresponding Target Fund for use therein;

(n)          At the Closing, the current prospectus and statement of additional information of each Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(o)          The Proxy Statement referred to in Section 5.1(c), only insofar as it relates to FIS Trust and each Acquiring Fund, will, on the effective date of the Proxy Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act, and the 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representation and warranties in this paragraph shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by or on behalf of the corresponding Target Fund for use therein; and

(p)          There is no action, suit, proceeding, claim, demand, arbitration, matter, or investigation pending or threatened against or affecting any Acquiring Fund at law, in equity, or otherwise, in, before, or by any court, Governmental Authority, or arbitrator, and there is no unsatisfied judgment, injunction, decree, or regulatory restriction imposed specifically upon any Acquiring Fund or any of their properties, assets, trustees, officers, employees, or agents that could reasonably be expected to materially and adversely affect its business or its ability to consummate the Reorganization.

(q)          All information provided or identified in writing by each Acquiring Fund or FIS Trust, on behalf of the corresponding Acquiring Fund, to the Target Fund in response to formal due diligence requests relating to the Acquiring Fund is true and correct in all material respects and contains no material misstatements or omissions.

4.3           The Adviser represents and warrants to NEOS ETF Trust and the FIS Trust as follows:

(a)          The Adviser is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware.

(b)          The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Adviser, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Adviser, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.4           The Sub-Adviser represents and warrants to the NEOS ETF Trust and the FIS Trust as follows:

(a)          Bright Portfolios LLC, as Sub-Adviser to the FIS Bright Portfolios Focused Equity ETF, is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Missouri; and

(b)          the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Sub-Adviser, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Sub-Adviser, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

4.5           The Trading Sub-Adviser represents and warrants to the NEOS ETF Trust and the FIS Trust as follows:

(a)          Vident Asset Management, as Trading Sub-Adviser to the FIS Bright Portfolios Focused Equity ETF, is a limited liability company, duly formed, validly existing and in good standing under the laws of the State of Delaware; and

(b)          the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trading Sub-Adviser, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Trading Sub-Adviser, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

5.	COVENANTS

5.1           With respect to each Reorganization:

(a)          Each Target Fund: (i) will operate its business in the ordinary course and in accordance with past practices between the date hereof and the Closing, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its best efforts to preserve intact its business organization and material assets and maintain the rights, franchises, and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. Prior to the Closing, the Acquiring Fund will carry on no business activities, other than as are necessary in connection with the organization of a new series of an investment company prior to its commencement of operations.

(b)          NEOS ETF Trust will call a meeting of the Target Fund Shareholders for each Target Fund (the “Shareholder Meeting”) as soon as practicable in compliance with securities laws and regulations to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c)          In connection with the Shareholder Meeting, the Target Fund will promptly provide the Acquiring Fund with information regarding the Target Fund, and the Acquiring Fund will provide the Target Funds with information regarding the Acquiring Fund, reasonably necessary for the preparation of the Proxy Statement, in compliance with the 1933 Act, the 1934 Act, and the 1940 Act. FIS Trust will file the Proxy Statement with the Commission.

(d)          Each Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e)          Each Target Fund will assist the corresponding Acquiring Funds in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(f)           NEOS ETF Trust or its transfer agent, on behalf of each Target Fund, will provide the corresponding Acquiring Fund with (i) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Trust may reasonably request concerning Target Fund Shares or Target Fund Shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (iii) the tax books and records of the Target Fund, or copies thereof (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1 and § 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (iv) all FASB ASC 740 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”), or copies thereof. The foregoing information will be provided within such timeframes as is mutually agreed by the parties.

(g)          Subject to the provisions of this Agreement, each party will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement. In particular, the NEOS ETF Trust and the Adviser each covenants that it will, as and when reasonably requested by an Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the corresponding Target Fund’s Assets and otherwise to carry out the intent and purpose of this Agreement.

(h)          Promptly after the Closing, each Target Fund will make one or more liquidating distributions to its shareholders consisting of the Acquiring Fund Shares received at the Closing, as set forth in Section 1.1(d) hereof.

(i)           If requested by an Acquiring Fund, NEOS ETF Trust, on behalf of the corresponding Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this paragraph shall be provided within such timeframes as is mutually agreed by the parties.

(j)           It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1)(F) of the Code. None of the parties to a Reorganizations shall take any action or cause any action to be taken (including, without limitation the filing of any Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or before the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Thompson Hine LLP to render the tax opinion contemplated in Section 8.5 of this Agreement.

(k)          Any reporting responsibility of a Target Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any federal, state, or local Taxing Authorities, or any other relevant regulatory authority, is and shall remain the responsibility of such Target Funds, except as otherwise is mutually agreed by the parties in writing.

(l)           NEOS ETF Trust, on behalf of the Target Funds, shall deliver to the Acquiring Funds copies of: (1) the federal, state, and local income Tax Returns filed by or on behalf of each Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect each Target Fund and which have continuing relevance: (a) rulings, determinations, holdings, or opinions issued by any federal, state, local, or foreign Taxing Authority and (b) legal opinions.

(m)          NEOS ETF Trust, on behalf of each Target Fund, agrees that the acquisition of all Assets and assumption of all Liabilities of the Target Fund by the Acquiring Trust, on behalf of the corresponding Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Trust hereby assigns to the Acquiring Trust all rights, causes of action, and other claims against third parties relating to each Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

(n)          NEOS ETF Trust agrees that the liquidation of each Target Fund will be effected in the manner provided in NEOS ETF Trust Governing Documents in accordance with applicable law, and that on and after the Closing Date, the Target Fund shall not conduct any business except in connection with its immediate liquidation.

(o)          No Target Fund nor Acquiring Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to the Target Fund or Target Trust, in the Target Trust Tax Representation Certificate and, with respect to the Acquiring Fund or Acquiring Trust, in the Acquiring Trust Tax Representation Certificate.

(p)          NEOS ETF Trust, on behalf of the Target Funds, and FIS Trust, on behalf of the Acquiring Funds, acknowledge that their respective administrator, fund accountant, transfer agent, and custodian may have information about such party or its operations that may be necessary or useful to facilitate the Reorganizations and each such party permits such service providers to utilize such information for the purpose of advising the parties or otherwise facilitating the transactions described in the Agreement.

(q)           Each of NEOS ETF Trust and FIS Trust will cooperate in good faith and will cause any of its agents, investment advisers, or principal underwriters to cooperate in good faith with any reasonable due diligence review conducted by the other party or its representatives in connection with the Reorganizations, including, without limitation, providing information, including in writing when so requested, and making available documents and officers, during regular business hours, as the other party may reasonably request.

6.	CONDITIONS PRECENDENT TO OBLIGATIONS OF THE TARGET FUND

6.1           With respect to each Reorganization, the obligations of the NEOS ETF Trust, on behalf of each Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by FIS Trust and the corresponding Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a)          All representations and warranties of the Acquiring Funds and FIS Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing;

(b)          FIS Trust shall have delivered to NEOS ETF Trust as of the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to NEOS ETF Trust and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Funds made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c)          The Target Funds shall have received the confirmations contemplated by this Agreement, duly executed by an authorized officer of the Acquiring Funds;

(d)          FIS Trust and the Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by FIS Trust and the Acquiring Funds, on or before the Closing, in all material respects unless waived pursuant to the terms hereof;

(e)          A prospectus of each Acquiring Fund relating to the continuous offering of the Acquiring Fund Shares in Creation Units shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Funds, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act;

(f)           The Target Funds shall have received at the Closing an opinion of Thompson Hine LLP, counsel to FIS Trust, in a form reasonably satisfactory to the Target Funds, and dated as of the Closing Date, to the effect that:

(i)          The Acquiring Trust is duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Trust;

(ii)         This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Trust and, assuming the approval of the Agreement by the Target Fund Shareholders and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of the Acquiring Trust enforceable against the Acquiring Trust in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii)        The Acquiring Fund Shares to be issued for transfer to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(iv)        The execution and delivery of this Agreement did not, and the performance by the Acquiring Trust of its obligations hereunder will not, violate the Acquiring Trust’s organizational documents;

(v)         The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi)        Except as disclosed in writing to the Target Trust, such counsel knows of no material legal proceedings pending against the Acquiring Fund or the Acquiring Trust; and

(vii)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement except such as have been obtained;

(g)          FIS Trust, on behalf of the Acquiring Funds, shall have delivered to Thompson Hine LLP an Acquiring Trust Tax Representation Certificate, satisfactory to Thompson Hine LLP, in a form mutually acceptable to NEOS ETF Trust and FIS Trust, concerning certain tax-related matters.

(h)          In connection with the opinions contemplated by Section 6.1(e), it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of FIS Trust.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1           With respect to the Reorganization, the obligations of FIS Trust, on behalf of the Acquiring Funds, to consummate the transactions provided for herein shall be subject, at the Acquiring Funds’ election, to the following conditions:

(a)          All representations and warranties of NEOS ETF Trust and the Target Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing;

(b)          The Target Funds shall have delivered to the Acquiring Funds a Closing Statement of Assets and Liabilities, certified by the President and Treasurer of the Target Fund;

(c)          NEOS ETF Trust shall have delivered to FIS Trust as of the Closing a certificate executed in its name by its President and Treasurer, in form and substance reasonably satisfactory to FIS Trust and dated as of the Closing, to the effect that the representations and warranties of or with respect to the Target Funds made in this Agreement are true and correct at and as of the Closing Date;

(d)          If requested by the Acquiring Funds, NEOS ETF Trust, on behalf of the Target Funds, shall have delivered to FIS Trust (i) a statement of each Target Fund’s Assets, together with a list of portfolio securities of each Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer of NEOS ETF Trust, (ii) each Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of each Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(i);

(e)           U.S. Bank National Association, the Target Funds’ custodian shall have delivered the certificate contemplated by Sections 3.2(a) of this Agreement, duly executed by an authorized officer of U.S. Bank National Association;

(f)            U.S. Bancorp Fund Services, LLC, the Target Funds’ transfer agent, shall have delivered the certificates contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of U.S. Bancorp Fund Services, LLC;

(g)           As of the Closing Date, the Target Funds shall not have any direct or indirect interest in any security for which the Target Funds’ investment adviser is the investment adviser or for which the Target Funds’ principal underwriter is the principal underwriter;

(h)           All invoices related to expenses incurred in connection with the operation of the Target Funds that are required to be paid by NEOS Investment Management, LLC shall have been paid, and a prepayment of any estimated expenses expected to be incurred in connection with the operation of the Target Funds for which an invoice has not been received, shall have been received by the applicable service provider. For the avoidance of doubt, such expenses incurred by the Target Funds shall include, without limitation, fees payable to (or expected to be payable to) the Target Funds’ administrator, fund accountant, transfer agent, custodian, and independent registered public accounting firm, but shall not include legal counsel to the Target Fund;

(i)            NEOS ETF Trust and the Target Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by NEOS ETF Trust and the Target Funds, on or before the Closing, in all material respects unless waived pursuant to the terms hereof;

(j)            The Acquiring Funds shall have received evidence that the contracts set forth on Schedule 7.1(h) shall have been terminated with respect to the Target Funds;

(k)           FIS Trust shall have completed to its satisfaction its review each of the Target Fund’s books and records;

(l)            The Acquiring Funds shall have received at the Closing an opinion of Thompson Hine LLP, counsel to NEOS ETF Trust, in a form reasonably satisfactory to the Acquiring Funds, and dated as of the Closing Date, to the effect that:

(i)          The NEOS ETF Trust is duly formed, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted and each Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of NEOS ETF Trust;

(ii)         This Agreement has been duly authorized, executed and delivered on behalf of NEOS ETF Trust and, assuming the approval of the Agreement by each of the Target Fund Shareholders and assuming the due authorization, execution and delivery of this Agreement by all other parties, is the valid and binding obligation of NEOS ETF Trust enforceable against NEOS ETF Trust in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(iii)        Each Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the corresponding Acquiring Fund;

(iv)        The execution and delivery of this Agreement did not, and the performance by NEOS ETF Trust of its obligations hereunder will not, violate NEOS ETF Trust’s organizational documents;

(v)        NEOS ETF Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the Commission is in full force and effect;

(vi)        Except as disclosed in writing to FIS Trust, such counsel knows of no material legal proceedings pending against any Target Fund or NEOS ETF Trust; and

(vii)       To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NEOS ETF Trust of the transactions contemplated by this Agreement except such as have been obtained;

(m)          In connection with the opinions contemplated by this Agreement, it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of NEOS ETF Trust; and

(n)           NEOS ETF Trust, on behalf of the Target Funds, shall have delivered to Thompson Hine LLP a Target Trust Tax Representation Certificate, satisfactory to Thompson Hine LLP, in a form mutually acceptable to NEOS ETF Trust and FIS Trust, concerning certain tax-related matters.

(o)           In connection with the opinions contemplated by Section 7.1(l), it is understood that counsel may reasonably rely upon the representations made in this Agreement as well as certificates of officers of NEOS ETF Trust.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE TARGET FUNDS

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing with respect to the Target Funds or the Acquiring Funds, NEOS ETF Trust or FIS Trust, respectively, shall, at its or their option, not be required to consummate the transactions contemplated by this Agreement; provided, that with respect to Section 8.1, if the condition has not been satisfied on or before the Closing with respect to the Target Funds, NEOS ETF Trust or FIS Trust, respectively, shall, at its or their option, not be required to consummate the transactions contemplated by this Agreement for the Target Funds:

8.1           The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of each Target Fund in accordance with the provisions of NEOS ETF Trust’s Declaration of Trust, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Funds nor the Acquiring Funds may waive the condition set forth in this Section 8.1;

8.2           On the Closing Date, no action, suit, or other proceeding shall be pending or, to NEOS ETF Trust’s or FIS Trust’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3           All consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities deemed necessary by the Acquiring Funds or the Target Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Target Funds, provided that either party hereto may for itself waive any of such conditions;

8.4           The Proxy Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5           NEOS ETF Trust and FIS Trust shall have received a favorable opinion of Thompson Hine LLP addressed to the Acquiring Funds and the Target Funds in form and substance reasonably acceptable to NEOS ETF Trust and FIS Trust, as to the matters set forth on Schedule 8.5. In rendering such opinion, Thompson Hine LLP may request and rely upon such representations and certifications contained in the Acquiring Trust Tax Representation Certificate and the Target Trust Tax Representation Certificate and representations and certifications of others as it may reasonably request, and the officers of NEOS ETF Trust and FIS Trust will cooperate to make and certify the accuracy of such representations contained in the Acquiring Trust Tax Representation Certificate and Target Trust Tax Representation Certificate. The foregoing opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. The foregoing opinion may state that no opinion is expressed as to: (i) whether either each Target Fund or the Acquiring Fund qualifies or will qualify as a regulated investment company; (ii) the federal income tax consequences of the payment of Reorganization expenses by the Adviser, except in relation to the qualification of the Reorganization as a reorganization under Section 368(a) of the Code; (iii) whether any federal income tax will be imposed or required to be withheld under the Foreign Investment in Real Property Tax Act of 1980 with respect to any Target Fund Shareholder that is a foreign person; (iv) the effect of the Reorganization on each Target Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting (including under Section 1256 of the Code); (iv) the effect of the Reorganization on any shareholder of each Target Fund that is required to recognize unrealized gains or losses for federal income tax purposes under a mark-to-market system of accounting; (vi) whether accrued market discount, if any, on any market discount bonds held by each Target Fund will be required to be recognized as ordinary income under Section 1276 of the Code as a result of the Reorganization; (vii) whether any gain or loss will be required to be recognized with respect to any Asset that constitutes stock in a passive foreign investment company (within the meaning of Section 1297(a) of the Code); and (viii) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such asset regardless of whether such transfer would otherwise be a non-recognition transaction; and (ix) any other U.S. federal tax issues (except as set forth on Schedule 8.5) and all state, local or foreign tax consequences of the Reorganization. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.5.

9.	FEES AND EXPENSES

The Adviser (Faith Investor Services, LLC) will bear all direct expenses relating to the Reorganizations, whether or not each or both are consummated. For the avoidance of doubt, neither the Acquiring Funds nor the Target Funds will bear any costs relating to the applicable Reorganization, other than as described in this Agreement. Faith Investor Services, LLC will assume or pay only those expenses that are solely and directly related to each Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), and the shareholders of the Target Funds and the Acquiring Funds will pay their own expenses, if any, incurred in connection with the Reorganizations. Notwithstanding the foregoing, the party directly incurring any costs and expenses will bear such costs and expenses if and to the extent that payment by another party would result in a Target Fund or an the Acquiring Fund failing to qualify and be eligible for treatment as a regulated investment company under Sections 851 and 852 of the Code or would prevent a Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either a Target Fund or an Acquiring Fund or any of their respective shareholders. This Section 9 shall survive the termination of this Agreement and the Closing.

10.	ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES AND CONVENANTS

Each party agrees that no party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing. For the avoidance of doubt, the provisions in Section 9 of this Agreement shall survive the Closing.

11.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of NEOS ETF Trust and FIS Trust; (ii) by either NEOS ETF Trust or FIS Trust if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith; (iii) by NEOS ETF Trust if any condition precedent to its obligations set forth herein has not been fulfilled or waived by FIS Trust; (iv) by FIS Trust if any condition precedent to its obligations set forth herein has not been fulfilled or waived by NEOS ETF Trust; or (v) by either NEOS ETF Trust or FIS Trust if a determination is made by such trust’s board of trustees that the consummation of the transactions contemplated herein are not in the best interest of NEOS ETF Trust or FIS Trust, respectively. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 9, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.	AMENDMENTS

This Agreement may be amended, modified, or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

13.	HEADINGS, GOVERNING LAW, COUNTERPARTS, ASSIGNMENT, LIMITATION OF LIABILITY

13.1         The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2         This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

13.3         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.4         This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

13.5         It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Target Funds or the Acquiring Funds as provided in NEOS ETF Trust’s Declaration of Trust or FIS Trust’s Agreement and Declaration of Trust, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Signature Page follows]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

NEOS ETF TRUST On behalf of its series FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF	BRIGHT PORTFOLIOS LLC solely for the purposes of Section 4.4 of this Agreement
By:	By:
Name: Garrett Paolella	Name: Benjamin Malick
Title: President	Title: Manager

FIS Trust On behalf of its series FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF	VIDENT ASSET MANAGEMENT solely for the purposes of Section 4.5 of this Agreement
By:	By:
Name: Steve T. Nelson	Name: Deborah Kimrey
Title President	Title:	Chief Operation Officer

Faith Investor Services LLC Solely for the purposes of Sections 4.3, 5.1(g) and 9 of this Agreement

By:
Name: Steven T. Nelson
Title: Chairman & CEO

Exhibit A

Target Fund (each a series of NEOS ETF Trust)	Acquiring Fund (each a series of FIS Trust)
If a shareholder owns shares of:	The shareholder will receive shares of:
● FIS Christian Stock Fund	● FIS Christian Stock Fund
● FIS Bright Portfolios Focused Equity ETF	● FIS Bright Portfolios Focused Equity ETF

Schedule 8.5 Tax Opinions

With respect to each Reorganization for U.S. federal income tax purposes:

i.	The Acquiring Fund’s acquisition of the Assets in exchange solely for the Acquiring Fund Shares and its assumption of the Liabilities of the Target Fund, followed by the Target Fund’s distribution of the Acquiring Fund Shares pro rata to the Target Fund Shareholders actually or constructively in exchange for their Target Fund Shares in complete liquidation of the Target Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

ii.	Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund’s Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Target Fund Shareholders in exchange for their Target Fund Shares.

iii.	Under Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for the Acquiring Fund Shares and the Acquiring Fund’s assumption of the Liabilities of the Target Fund.

iv.	Under Section 362(b) of the Code, the adjusted basis in each of the Target Fund’s Assets acquired by the Acquiring Fund will be the same as the adjusted basis of such Assets to the Target Fund immediately prior to the Reorganization.

v.	Under Section 1223(2) of the Code, the holding period of each of the Assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period).

vi.	Under Section 354(a)(1) of the Code, no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization.

vii.	Under Section 358(a)(1) of the Code, the aggregate adjusted basis of the Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate adjusted basis of the Target Fund Shares held by such shareholder immediately prior to the Reorganization.

viii.	Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization will include the period during which the Target Fund Shares exchanged therefor were held by such shareholder (provided the Target Fund Shares were held as capital assets on the date of the Reorganization).

ix.	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder. In particular, under Treasury Regulation § 1.381(b)-1(a)(2), the Acquiring Fund will be treated for purposes of section 381 of the Code just as the Target Fund would have been treated if there had been no Reorganization, the tax attributes of the Target Fund enumerated in Section 381(c) of the Code shall be taken into account by the Acquiring Fund as if there had been no Reorganization, and the taxable year of the Target Fund will not end on the date of the Reorganization merely because of the closing of the Reorganization.

APPENDIX B - FINANCIAL HIGHLIGHTS OF THE TARGET FUNDS

The Acquiring Funds will adopt the financial statements of each Target Fund, the accounting survivor of the Reorganization. The audited financials of each Target Fund are included in the Target Funds’ annual report, which is incorporated herein by reference.

The financial highlights tables are intended to help you understand the Fund’s financial performance for the Fund’s five most recent fiscal years (or the life of the Fund, if shorter). Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

B-1

FIS Bright Portfolios Focused Equity ETF
Financial Highlights

Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	0.81
Total from investment operations	0.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.89
TOTAL RETURN(d)	3.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$84,726
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.77%
Portfolio turnover rate(d)(f)	34%

(a)	Inception date of the Fund was December 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
B-2

FIS Christian Stock Fund
Financial Highlights

	Year Ended May 31,			Period Ended May 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.32	$22.49	$23.29	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.26	0.28	0.26	0.16
Net realized and unrealized gain (loss) on investments(c)	2.26	4.76	(0.80)	(1.88)
Total from investment operations	2.52	5.04	(0.54)	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.21)	(0.26)	—
Total distributions	(0.22)	(0.21)	(0.26)	—
ETF transaction fees per share	—	0.00(d)	—	0.01
Net asset value, end of period	$29.62	$27.32	$22.49	$23.29
TOTAL RETURN(e)	9.23%	22.45%	−2.29%	−6.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,720	$53,537	$22,718	$24,460
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets(f)	0.90%	1.09%	1.18%	2.14%
Portfolio turnover rate(e)(g)	19%	26%	27%	14%

(a)	Inception date of the Fund was February 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

For a capital share outstanding throughout the year/period

B-3

APPENDIX C - OWNERSHIP OF SHARES OF THE TARGET FUND

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of May 31, 2025, the each Target Fund’s shareholders of record and/or beneficial owners (to NEOS ETF Trust’s knowledge) who owned 5% or more of the Target Fund’s shares are set forth below.

FIS Christian Stock Fund
Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
Capital Insight Partners, 8800 North Central Expressway, Dallas, TX 75206	986,655	42.53%	Record

As of May 31 , 2025, the Officers and Trustees of NEOS ETF Trust, as a group, owned less than 1% of the outstanding shares of each Target Fund.

The Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants for FIS Bright Portfolios Focused Equity ETF.

C-1

APPENDIX D - SHAREHOLDER INFORMATION ON THE ACQUIRING FUNDS

Buying and Selling Fund Shares

Each Acquiring Fund (for purposes of this Appendix D, the “Fund”) issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Fund Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for the Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board.

Fair Value Pricing

The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as the Fund’s valuation designee to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. Generally, when fair valuing a security held by the Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund intends to distribute substantially all of its net investment income and net capital gains to its shareholders at least annually. The Fund seeks to maintain relatively stable monthly distributions, although the amount of income earned by the Fund varies from period-to-period. Each month, the Fund determines the amount of distribution to pay based on a combination of the amount of options premium generated from the Fund’s options collar strategy implemented for the applicable month, the dividends generated by the Fund’s underlying equity portfolio, and the appreciation of the Fund’s equity holdings. As a result of such distribution strategy, each Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the applicable Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

The Fund will declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund has elected and intends to qualify each year for treatment as a RIC. If the Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on NASDAQ, and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible to be treated as qualified dividend income. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Fund’s investment strategies may limit their ability to make distributions eligible for the dividends-received deduction for corporate shareholders.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of Shares by non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage (currently 24%) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. Such Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause such Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Net Investment Income Tax

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Foreign Investments by the Fund

Interest and other income received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of the Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If the Fund does not so elect, the Fund will be entitled to claim a deduction for certain foreign taxes incurred by the Fund. The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Taxes” in the SAI.

DISTRIBUTION

The Distributor, Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund will be available on the Funds’ website at https://faithinvestorservices.com.

ADDITIONAL NOTICES

Shares of the Funds are not sponsored, endorsed, or promoted by NYSE Arca, Inc. NYSE Arca, Inc. makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. NYSE Arca, Inc. is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, or in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca, Inc. has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of such Fund. Without limiting any of the foregoing, in no event shall NYSE Arca, Inc. have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Statement of Additional Information

October 17, 2025

For the Reorganization of

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each a series of NEOS ETF Trust

13 Riverside Avenue, Westport, CT 06880

into

FIS Christian Stock Fund (PRAY)

FIS Bright Portfolios Focused Equity ETF (BRIF)

each a series of NEOS ETF Trust

8080 North Central Expressway, Suite 1700 Dallas, Texas 75206

Acquisition of the Assets and Assumption of the Liabilities of:
FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF, each a series of NEOS ETF Trust
By and in Exchange for Shares of:
FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF, each a series of FIS Trust

This Statement of Additional Information (“SAI”) relates specifically to the proposed reorganization of the FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF (each a “Target Fund” and collectively the “Target Funds” ), a series of NEOS ETF Trust, into the FIS Christian Stock Fund and FIS Bright Portfolios Focused Equity ETF (each a “Acquiring Fund” and collectively the “Acquiring Funds”), a series of FIS Trust.

In connection with the Reorganization, the Target Fund will transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Target Fund’s liabilities.

SAI-7

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement and Prospectus dated October 17, 2025 (the “Proxy Statement”), relating to the Reorganization. To obtain a copy of the Proxy Statement, without charge, please write to the Target Fund at the address set forth above or call 888-332-9934.

CONTENTS OF THE SAI

This SAI consists of the cover page and the information set forth below. The Acquiring Funds have not commenced operations as of the date hereof. Accordingly, financial statements for each Acquiring Fund are not available. Copies of each Acquiring Fund’s annual and semi-annual reports may be obtained when available, without charge, upon request by calling visiting https://faithinvestorservices.com.

INFORMATION INCORPORATED BY REFERENCE

This SAI incorporates by reference the following documents, each of which were filed electronically with the Securities and Exchange Commission:

●	the Statement of Additional Information of the Target Funds, dated September 30, 2025 (File Nos. 333-253997 and 811-23645);

●	the Annual Report for the Target Funds for the year ended May 31, 2025 (File No. 811-23645); and

●	the Semi-Annual Report for the Target Fund, FIS Christian Stock Fund, for the year ended November 30, 2024 (File No. 811-23645).

SUPPLEMENTAL FINANCIAL INFORMATION

Pro forma financial statements are not presented as each Target Fund is being combined with its respective Acquiring Fund, each a newly created series of FIS Trust, which does not have any assets or liabilities.

A table showing the fees and expenses of each Target Fund and the fees and expenses of its respective Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the Proxy Statement and Prospectus.

There are no material differences in accounting policies of each Target Fund as compared to those of its respective Acquiring Fund.

SAI-8

PART C: OTHER INFORMATION

Item 15. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article X of the Registrant’s Declaration of Trust (Exhibit (a)(2) to the Registration Statement) and Section 6 of the Distribution Agreement (Exhibit (e)(1)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other control person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16. Exhibits

(1)	(a) Certificate of Trust dated April 30, 2025, as filed with the State of Delaware on April 30, 2025, for FIS Trust (the “Registrant” or “Trust”)[1]
(b) Agreement and Declaration of Trust of the Registrant[1]
(2)	By-Laws of the Registrant[1]
(3)	Not applicable.
(4)	Agreement of Plan of Reorganization (incorporated by reference to Appendix A of Part A)
(5)	Instruments Defining Rights of Security Holders incorporated by reference to the Agreement and Declaration of Trust and By-Laws[3]
(6)	(a) Investment Advisory Agreement between the Registrant and Faith Investor Services LLC[3]
(b) Investment Sub-Advisory Agreement between Faith Investor Services LLC and Bright Portfolios LLC[3]
(c) Trading Sub-Advisory Agreement between Faith Investor Services LLC and Vident Asset Management[3]
(7)	Distribution Agreement between the Registrant and Distributor[3]
(8)	None.
(9)	Custody Agreement between the Registrant and Custodian[3]
(10)	None.
(11)	Opinion and Consent of Counsel[3]
(12)	Form of Opinion and Consent of Thompson Hine LLP, supporting the tax matters and consequences of securities being issued[3]
(13)	(a) Fund Administration Servicing Agreement between the Registrant and Administrator[3]
(14)	Consent of Independent Registered Public Accounting Firm[3]

(15)	None.

Item 17. Undertakings

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant agrees to file by PEA the final opinion and consent of counsel regarding the tax consequences of the proposed Reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

[1]	Incorporated by reference to Registrant’s Registration Statement on Form N-1A (1933 Act File No. 333-267188) filed on June 23, 2025.

[2]	To be filed by subsequent amendment.

[3]	Filed herewith.

SAI-9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, Texas, on the 1st day of December, 2025.

FIS Trust

By:	/s/ Steven T. Nelson
Name:	Steven T. Nelson
Title:	President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in their indicated capacities.

Signature	Title	Date

/s/ Steven T. Nelson	Trustee, President and Principal Executive Officer	December 1, 2025
Steven T. Nelson

/s/ Jennifer Edson	Trustee	December 1, 2025
Jennifer Edson

/s/ Dorothy Ennis	Trustee	December 1, 2025
Dorothy Ennis

/s/ Edward Johnson	Trustee	December 1, 2025
Edward Johnson

/s/ James Rough	Trustee	December 1, 2025
James Rough

/s/ Frank Placenti	Trustee	December 1, 2025
Frank Placenti

/s/ Michael Skillman	Trustee	December 1, 2025
Michale Skillman

/s/ Josh Hunter	Treasurer and Principal Financial Officer	December 1, 2025
Josh Hunter

Exhibit Index

Exhibit	Exhibit No.
Instruments Defining Rights of Security Holders incorporated by reference to the Agreement and Declaration of Trust and By-Laws	(5)
Investment Advisory Agreement between the Registrant and Faith Investor Services LLC	(6)(a)
Investment Sub-Advisory Agreement between Faith Investor Services LLC and Bright Portfolios LLC	(6)(b)
Trading Sub-Advisory Agreement between Faith Investor Services LLC and Vident Asset Management	(6)(c)
Distribution Agreement between the Registrant and Distributor	(7)
Custody Agreement between the Registrant and Custodian	(9)
Opinion and Consent of Counsel	(11)
Form of Opinion and Consent of Thompson Hine LLP, supporting the tax matters and consequences of securities being issued	(12)
Fund Administration Servicing Agreement between the Registrant and Administrator	(13)(a)
Consent of Independent Registered Public Accounting Firm	(14)

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/NEOS • Cast your vote online. • Have your Proxy Card ready.
PO BOX 8035, CARY, NC 27512	PHONE Call 1-866-890-8188 toll free. • Read the Proxy Statement and have your Proxy Card at hand. • Use any touch-tone telephone. • Follow the simple recorded instructions
LIVE REPRESENTATIVE—1-888-332-9934 toll free. • Speak to a live representative and vote on a recorded line
MAIL • Mark, sign and date your Proxy Card. • Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.

PROXY TABULATOR P.O. BOX 8035 CARY, NC 27512-9916

Please fold here—Do not separate

FIS Christian Stock Fund (PRAY)
a series of NEOS ETF TRUST
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD DECEMBER 29, 2025

This Proxy is solicited on behalf of the Board of Trustees of NEOS ETF Trust. The undersigned hereby appoints as proxies Troy Cates and Robert Shea, each of them (with power of substitution), to vote all shares of the undersigned of the Fund at the Special Meeting of Shareholders to be held at 9:00 a.m. local time, on December 29, 2025, at the principal executive offices of Faith Investor Services LLC, at 7328 East Deer Valley Road, Suite 105, Scottsdale, Arizona 85255, and any adjournment(s) thereof (“Meeting”), with all the power the undersigned would have if personally present.

WHEN PROPERLY EXECUTED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED. IF NO DIRECTION IS GIVEN BUT THIS PROXY CARD HAS BEEN PROPERLY EXECUTED, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL AND IN THE DISCRETION OF THE NAMED PROXIES WITH RESPECT TO SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal, and to grant discretionary power to vote upon such other business as may properly come before the Meeting.

Please sign exactly as name appears above. If shares are held in the name of joint owners, each should sign. Attorneys-in-fact, executors, administrators, etc., should give full title. If shareholder is a corporation or partnership, please sign in full corporate or partnership name by authorized person.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders of the

NEOS ETF Trust

to be held on December 29, 2025:

The Proxy Statement for this Meeting and the accompanying Notice of Special Meeting of Shareholders and the form of proxy card are available at www.proxydocs.com/NEOS

THE BOARD OF TRUSTEES OF THE FUND UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL.

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ☐

		FOR	AGAINST	ABSTAIN
1.	To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of NEOS ETF Trust that provides for the reorganization of the FIS Christian Stock Fund ("Target Fund") into the FIS Christian Stock Fund (the “Acquiring Fund”), a newly created series of FIS Trust (the “Reorganization”).	☐	☐	☐

YOUR VOTE IS IMPORTANT! PLEASE VOTE BY:
INTERNET: www.proxypush.com/NEOS • Cast your vote online. • Have your Proxy Card ready.
PO BOX 8035, CARY, NC 27512	PHONE Call 1-866-890-8188 toll free. • Read the Proxy Statement and have your Proxy Card at hand. • Use any touch-tone telephone. • Follow the simple recorded instructions
LIVE REPRESENTATIVE—1-888-332-9934 toll free. • Speak to a live representative and vote on a recorded line
MAIL • Mark, sign and date your Proxy Card. • Fold and return your Proxy Card in the postage-paid envelope provided with the address below showing through the window.

PROXY TABULATOR PO BOX 8035 CARY, NC 27512-9916

Please fold here—Do not separate

FIS Bright Portfolios Focused Equity ETF (BRIF)
a series of NEOS ETF TRUST
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD DECEMBER 29, 2025

This Proxy is solicited on behalf of the Board of Trustees of NEOS ETF Trust. The undersigned hereby appoints as proxies Troy Cates and Robert Shea, each of them (with power of substitution), to vote all shares of the undersigned of the Fund at the Special Meeting of Shareholders to be held at 9:00 a.m. local time, on December 29, 2025, at the principal executive offices of Faith Investor Services LLC, at 7328 East Deer Valley Road, Suite 105, Scottsdale, Arizona 85255, and any adjournment(s) thereof (“Meeting”), with all the power the undersigned would have if personally present.

WHEN PROPERLY EXECUTED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED. IF NO DIRECTION IS GIVEN BUT THIS PROXY CARD HAS BEEN PROPERLY EXECUTED, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL AND IN THE DISCRETION OF THE NAMED PROXIES WITH RESPECT TO SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.

The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal, and to grant discretionary power to vote upon such other business as may properly come before the Meeting.

Please sign exactly as name appears above. If shares are held in the name of joint owners, each should sign. Attorneys-in-fact, executors, administrators, etc., should give full title. If shareholder is a corporation or partnership, please sign in full corporate or partnership name by authorized person.

Signature and Title, if applicable

Additional Signature (if held jointly)

Date	Scan code for mobile voting

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the

Special Meeting of Shareholders of the

NEOS ETF Trust

to be held on December 29, 2025:

The Proxy Statement for this Meeting and the accompanying Notice of Special Meeting of Shareholders and the form of proxy card are available at www.proxydocs.com/NEOS

THE BOARD OF TRUSTEES OF THE FUND UNANIMOUSLY RECOMMENDS A VOTE FOR THE PROPOSAL.

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ☐

		FOR	AGAINST	ABSTAIN
1.	To approve the Agreement and Plan of Reorganization (the “Plan”) approved by the Board of Trustees of NEOS ETF Trust that provides for the reorganization of the FIS Bright Portfolios Focused Equity ETF (BRIF) ("Target Fund") into the FIS Bright Portfolios Focused Equity ETF (BRIF) (the “Acquiring Fund”), a newly created series of FIS Trust (the “Reorganization”).	☐	☐	☐